UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date; the reference rate and spread used is shown parenthetically in the security description if available, if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
2.13%, 01/15/19	33,546,148	34,606,602
0.13%, 04/15/19	118,535,299	119,013,420
1.88%, 07/15/19	38,114,874	39,720,450
1.38%, 01/15/20	46,230,342	47,900,543
0.13%, 04/15/20	118,629,166	119,249,748
1.25%, 07/15/20	71,038,175	74,033,870
1.13%, 01/15/21	81,261,435	84,518,799
0.13%, 04/15/21	103,149,338	103,485,032
0.63%, 07/15/21	86,255,755	88,678,144
0.13%, 01/15/22	95,211,172	95,556,877
0.13%, 04/15/22	68,538,927	68,559,840
0.13%, 07/15/22	98,197,592	98,706,500
0.13%, 01/15/23	98,654,188	98,454,457
0.38%, 07/15/23	97,855,191	99,172,717
0.63%, 01/15/24	97,626,863	99,745,160
0.13%, 07/15/24	95,935,100	95,027,941
0.25%, 01/15/25	96,174,260	95,278,253
2.38%, 01/15/25	63,143,904	72,181,673
0.38%, 07/15/25	96,057,010	96,136,293
0.63%, 01/15/26	86,514,727	87,725,796
2.00%, 01/15/26	45,999,169	51,760,947
0.13%, 07/15/26	81,124,693	78,936,644
0.38%, 01/15/27	80,500,321	79,573,795
2.38%, 01/15/27	37,004,905	43,279,579
0.38%, 07/15/27	54,318,069	53,816,467
1.75%, 01/15/28	36,911,832	41,345,335
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 04/15/28	31,189,565	40,865,164
2.50%, 01/15/29	35,745,059	43,179,941
3.88%, 04/15/29	37,960,479	51,697,327
3.38%, 04/15/32	14,416,670	19,894,491
2.13%, 02/15/40	19,538,935	24,618,667
2.13%, 02/15/41	24,846,916	31,470,075
0.75%, 02/15/42	43,715,827	42,310,674
0.63%, 02/15/43	32,266,571	30,205,263
1.38%, 02/15/44	48,858,379	53,982,557
0.75%, 02/15/45	54,264,536	51,843,288
1.00%, 02/15/46	39,859,960	40,489,440
0.88%, 02/15/47	27,620,412	27,245,885
Total Treasuries
(Cost $2,530,045,938)		2,524,267,654
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92% (a)	2,572	2,572
Total Other Investment Company
(Cost $2,572)		2,572
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$2,524,267,654	$—	$2,524,267,654
Other Investment Company[1]	2,572	—	—	2,572
Total	$2,572	$2,524,267,654	$—	$2,524,270,226
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date; the reference rate and spread used is shown parenthetically in the security description if available, if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
9.00%, 11/15/18	4,547,000	4,934,208
8.88%, 02/15/19	4,396,000	4,844,615
8.13%, 08/15/19	4,666,000	5,239,772
8.50%, 02/15/20	2,233,000	2,598,436
8.75%, 05/15/20	3,642,000	4,318,544
Notes
1.00%, 09/15/18	338,000	336,845
0.75%, 09/30/18	234,000	232,606
1.38%, 09/30/18	559,000	559,066
0.88%, 10/15/18	19,239,000	19,140,175
0.75%, 10/31/18	19,369,000	19,239,621
1.25%, 10/31/18	26,291,000	26,254,028
1.75%, 10/31/18	10,965,000	11,008,046
1.25%, 11/15/18	16,488,000	16,461,915
3.75%, 11/15/18	21,845,000	22,413,311
1.00%, 11/30/18	23,936,000	23,830,345
1.25%, 11/30/18	23,786,000	23,749,763
1.38%, 11/30/18	7,354,000	7,352,851
1.25%, 12/15/18	19,829,000	19,796,468
1.25%, 12/31/18	22,333,000	22,295,924
1.38%, 12/31/18	13,795,000	13,791,767
1.50%, 12/31/18	28,536,000	28,571,113
1.13%, 01/15/19	19,549,000	19,479,891
1.13%, 01/31/19	20,628,000	20,551,854
1.25%, 01/31/19	24,259,000	24,210,198
1.50%, 01/31/19	25,479,000	25,508,858
0.75%, 02/15/19	19,005,000	18,836,479
2.75%, 02/15/19	19,560,000	19,914,907
1.13%, 02/28/19	21,187,000	21,104,652
1.38%, 02/28/19	18,864,000	18,854,052
1.50%, 02/28/19	27,460,000	27,489,498
1.00%, 03/15/19	19,588,000	19,472,844
1.25%, 03/31/19	21,341,000	21,288,481
1.50%, 03/31/19	8,850,000	8,861,235
1.63%, 03/31/19	29,021,000	29,110,557
0.88%, 04/15/19	28,458,000	28,220,109
1.25%, 04/30/19	28,435,000	28,356,693
1.63%, 04/30/19	23,652,000	23,722,217
0.88%, 05/15/19	12,294,000	12,184,507
3.13%, 05/15/19	36,347,000	37,335,184
1.13%, 05/31/19	15,124,000	15,048,675
1.25%, 05/31/19	17,581,000	17,528,120
1.50%, 05/31/19	40,171,000	40,214,152
0.88%, 06/15/19	18,307,000	18,133,226
1.00%, 06/30/19	21,544,000	21,383,262
1.25%, 06/30/19	20,731,000	20,660,547
1.63%, 06/30/19	29,495,000	29,583,715
0.75%, 07/15/19	15,482,000	15,291,196
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 07/31/19	17,842,000	17,658,353
1.38%, 07/31/19	19,324,000	19,295,316
1.63%, 07/31/19	28,258,000	28,342,995
0.75%, 08/15/19	18,694,000	18,451,197
3.63%, 08/15/19	16,987,000	17,667,475
1.00%, 08/31/19	20,782,000	20,602,999
1.25%, 08/31/19	3,569,000	3,554,222
1.63%, 08/31/19	35,943,000	36,048,302
0.88%, 09/15/19	20,817,000	20,576,313
1.00%, 09/30/19	15,277,000	15,136,165
1.38%, 09/30/19	18,800,000	18,762,547
1.75%, 09/30/19	29,889,000	30,044,866
1.00%, 10/15/19	18,365,000	18,186,730
1.25%, 10/31/19	11,405,000	11,350,425
1.50%, 10/31/19	29,431,000	29,435,599
1.00%, 11/15/19	19,207,000	19,008,178
3.38%, 11/15/19	29,460,000	30,616,535
1.00%, 11/30/19	17,162,000	16,983,006
1.50%, 11/30/19	28,508,000	28,506,330
1.38%, 12/15/19	18,951,000	18,895,109
1.13%, 12/31/19	18,340,000	18,185,256
1.63%, 12/31/19	29,261,000	29,330,723
1.38%, 01/15/20	20,232,000	20,165,614
1.25%, 01/31/20	30,629,000	30,432,185
1.38%, 01/31/20	19,659,000	19,590,270
1.38%, 02/15/20	20,103,000	20,024,865
3.63%, 02/15/20	37,623,000	39,455,652
1.25%, 02/29/20	16,429,000	16,316,692
1.38%, 02/29/20	34,573,000	34,434,573
1.63%, 03/15/20	20,539,000	20,574,703
1.13%, 03/31/20	18,598,000	18,403,665
1.38%, 03/31/20	29,788,000	29,653,605
1.50%, 04/15/20	20,614,000	20,579,375
1.13%, 04/30/20	20,683,000	20,457,588
1.38%, 04/30/20	30,006,000	29,861,244
1.50%, 05/15/20	19,823,000	19,786,219
3.50%, 05/15/20	26,352,000	27,666,512
1.38%, 05/31/20	20,527,000	20,420,757
1.50%, 05/31/20	29,471,000	29,411,137
1.50%, 06/15/20	20,362,000	20,319,844
1.63%, 06/30/20	29,460,000	29,489,345
1.88%, 06/30/20	13,574,000	13,680,577
1.50%, 07/15/20	20,454,000	20,400,468
1.63%, 07/31/20	30,196,000	30,217,231
2.00%, 07/31/20	19,356,000	19,569,597
1.50%, 08/15/20	20,136,000	20,078,188
2.63%, 08/15/20	29,511,000	30,354,254
1.38%, 08/31/20	29,639,000	29,439,284
2.13%, 08/31/20	21,932,000	22,249,843
1.38%, 09/15/20	19,500,000	19,367,080

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 09/30/20	28,967,000	28,754,274
2.00%, 09/30/20	16,000,000	16,172,500
Total Treasuries
(Cost $2,050,379,389)		2,043,280,310
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92% (a)	968,074	968,074
Total Other Investment Company
(Cost $968,074)		968,074
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$2,043,280,310	$—	$2,043,280,310
Other Investment Company[1]	968,074	—	—	968,074
Total	$968,074	$2,043,280,310	$—	$2,044,248,384
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date; the reference rate and spread used is shown parenthetically in the security description if available, if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
7.88%, 02/15/21	981,000	1,179,423
8.13%, 05/15/21	1,174,000	1,438,150
8.13%, 08/15/21	1,162,000	1,438,860
8.00%, 11/15/21	2,538,000	3,163,379
7.25%, 08/15/22	1,185,000	1,478,936
7.63%, 11/15/22	250,000	319,194
7.13%, 02/15/23	2,748,000	3,469,296
6.25%, 08/15/23	2,647,000	3,265,374
7.50%, 11/15/24	2,585,000	3,504,139
7.63%, 02/15/25	1,028,000	1,412,978
6.88%, 08/15/25	1,492,000	1,999,309
6.00%, 02/15/26	2,366,000	3,048,166
6.75%, 08/15/26	1,719,000	2,342,507
6.50%, 11/15/26	1,295,000	1,747,365
6.63%, 02/15/27	1,984,000	2,713,043
6.38%, 08/15/27	966,000	1,314,741
Notes
1.38%, 09/30/20	69,000	68,493
2.00%, 09/30/20	42,000	42,453
1.38%, 10/31/20	9,197,000	9,122,095
1.75%, 10/31/20	7,909,000	7,934,179
2.63%, 11/15/20	15,807,000	16,274,109
1.63%, 11/30/20	9,502,000	9,489,195
2.00%, 11/30/20	5,810,000	5,869,802
1.75%, 12/31/20	8,902,000	8,919,908
2.38%, 12/31/20	6,515,000	6,658,152
1.38%, 01/31/21	11,310,000	11,191,819
2.13%, 01/31/21	12,535,000	12,711,518
3.63%, 02/15/21	11,969,000	12,730,387
1.13%, 02/28/21	9,285,000	9,104,922
2.00%, 02/28/21	6,289,000	6,350,539
1.25%, 03/31/21	10,063,000	9,901,245
2.25%, 03/31/21	7,040,000	7,166,225
1.38%, 04/30/21	8,489,000	8,382,722
2.25%, 04/30/21	7,437,000	7,569,617
3.13%, 05/15/21	12,265,000	12,865,314
1.38%, 05/31/21	14,790,000	14,592,126
2.00%, 05/31/21	11,630,000	11,735,170
1.13%, 06/30/21	12,399,000	12,113,968
2.13%, 06/30/21	8,230,000	8,338,662
1.13%, 07/31/21	8,316,000	8,114,922
2.25%, 07/31/21	8,336,000	8,481,066
2.13%, 08/15/21	11,806,000	11,958,878
1.13%, 08/31/21	9,564,000	9,323,219
2.00%, 08/31/21	6,640,000	6,693,820
1.13%, 09/30/21	10,638,000	10,358,757
2.13%, 09/30/21	7,973,000	8,070,794
1.25%, 10/31/21	15,283,000	14,943,908
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 10/31/21	8,176,000	8,236,042
2.00%, 11/15/21	10,333,000	10,414,534
1.75%, 11/30/21	9,904,000	9,871,696
1.88%, 11/30/21	7,944,000	7,961,998
2.00%, 12/31/21	8,087,000	8,138,334
2.13%, 12/31/21	6,638,000	6,713,974
1.50%, 01/31/22	6,876,000	6,774,203
1.88%, 01/31/22	9,243,000	9,248,957
2.00%, 02/15/22	8,173,000	8,227,433
1.75%, 02/28/22	8,073,000	8,034,685
1.88%, 02/28/22	8,830,000	8,833,967
1.75%, 03/31/22	8,529,000	8,482,024
1.88%, 03/31/22	8,554,000	8,552,329
1.75%, 04/30/22	6,911,000	6,869,291
1.88%, 04/30/22	8,336,000	8,329,650
1.75%, 05/15/22	10,175,000	10,122,336
1.75%, 05/31/22	10,495,000	10,427,971
1.88%, 05/31/22	6,996,000	6,992,037
1.75%, 06/30/22	9,756,000	9,686,069
2.13%, 06/30/22	8,365,000	8,446,689
1.88%, 07/31/22	8,153,000	8,136,280
2.00%, 07/31/22	7,131,000	7,159,691
1.63%, 08/15/22	9,280,000	9,163,094
1.63%, 08/31/22	12,546,000	12,375,208
1.88%, 08/31/22	7,689,000	7,670,528
1.75%, 09/30/22	12,510,000	12,396,872
1.88%, 09/30/22	7,450,000	7,432,830
1.88%, 10/31/22	6,108,000	6,087,123
1.63%, 11/15/22	11,869,000	11,685,633
2.00%, 11/30/22	8,075,000	8,090,614
2.13%, 12/31/22	6,410,000	6,457,574
1.75%, 01/31/23	7,203,000	7,116,480
2.00%, 02/15/23	17,544,000	17,557,021
1.50%, 02/28/23	6,555,000	6,388,564
1.50%, 03/31/23	5,167,000	5,030,963
1.63%, 04/30/23	6,205,000	6,077,507
1.75%, 05/15/23	13,717,000	13,519,818
1.63%, 05/31/23	17,290,000	16,919,548
1.38%, 06/30/23	13,684,000	13,195,439
1.25%, 07/31/23	8,064,000	7,714,350
2.50%, 08/15/23	12,005,000	12,316,614
1.38%, 08/31/23	7,787,000	7,493,166
1.38%, 09/30/23	7,970,000	7,663,034
1.63%, 10/31/23	7,828,000	7,633,217
2.75%, 11/15/23	17,433,000	18,122,829
2.13%, 11/30/23	7,717,000	7,742,020
2.25%, 12/31/23	11,845,000	11,957,435
2.25%, 01/31/24	7,374,000	7,439,819
2.75%, 02/15/24	16,604,000	17,248,054
2.13%, 02/29/24	8,958,000	8,966,748
2.13%, 03/31/24	8,374,000	8,377,435
2.00%, 04/30/24	7,448,000	7,391,558

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 05/15/24	18,769,000	19,200,467
2.00%, 05/31/24	7,946,000	7,880,818
2.00%, 06/30/24	8,558,000	8,482,449
2.13%, 07/31/24	6,498,000	6,489,497
2.38%, 08/15/24	18,106,000	18,364,506
1.88%, 08/31/24	9,388,000	9,222,060
2.13%, 09/30/24	6,300,000	6,284,742
2.25%, 11/15/24	18,351,000	18,444,906
2.00%, 02/15/25	18,442,000	18,193,465
2.13%, 05/15/25	19,607,000	19,483,690
2.00%, 08/15/25	18,287,000	17,977,335
2.25%, 11/15/25	18,752,000	18,754,564
1.63%, 02/15/26	19,879,000	18,904,075
1.63%, 05/15/26	18,792,000	17,828,176
1.50%, 08/15/26	18,427,000	17,255,166
2.00%, 11/15/26	20,062,000	19,554,181
2.25%, 02/15/27	17,818,000	17,713,250
2.38%, 05/15/27	18,040,000	18,117,868
2.25%, 08/15/27	12,164,000	12,082,986
Total Treasuries
(Cost $1,105,624,965)		1,094,038,330
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92% (a)	347,042	347,042
Total Other Investment Company
(Cost $347,042)		347,042
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$1,094,038,330	$—	$1,094,038,330
Other Investment Company[1]	347,042	—	—	347,042
Total	$347,042	$1,094,038,330	$—	$1,094,385,372
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date; the reference rate and spread used is shown parenthetically in the security description if available, if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.4% of net assets

Financial Institutions 8.0%
Banking 5.9%
American Express Co.
8.13%, 05/20/19	250,000	274,905
2.65%, 12/02/22	500,000	503,207
American Express Credit Corp.
2.38%, 05/26/20 (b)	1,000,000	1,010,639
2.25%, 05/05/21 (b)	1,000,000	999,056
3.30%, 05/03/27 (b)	750,000	758,283
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	1,000,000	1,001,914
Bank of America Corp.
2.60%, 01/15/19	2,500,000	2,520,999
2.65%, 04/01/19	2,250,000	2,271,079
7.63%, 06/01/19	1,000,000	1,091,739
5.63%, 07/01/20	1,750,000	1,906,729
5.88%, 01/05/21	800,000	886,626
2.63%, 04/19/21	1,250,000	1,259,654
5.00%, 05/13/21	3,250,000	3,539,254
3.30%, 01/11/23	2,800,000	2,870,540
3.12%, 01/20/23 (3 mo. USD-LIBOR + 1.16%) (a)(b)	1,000,000	1,018,815
4.20%, 08/26/24	500,000	526,339
3.95%, 04/21/25	500,000	515,064
3.88%, 08/01/25	2,500,000	2,621,443
3.25%, 10/21/27 (b)	1,000,000	981,212
7.75%, 05/14/38	250,000	368,404
5.88%, 02/07/42	1,000,000	1,286,405
5.00%, 01/21/44	1,000,000	1,163,617
4.88%, 04/01/44	1,250,000	1,432,309
Bank of America NA
2.05%, 12/07/18	500,000	501,749
Bank of Montreal
2.38%, 01/25/19 (b)	600,000	604,642
2.55%, 11/06/22 (b)	250,000	250,473
Bank of New York Mellon Corp.
2.30%, 09/11/19 (b)	1,500,000	1,512,047
4.15%, 02/01/21	500,000	530,703
2.20%, 08/16/23 (b)	500,000	489,649
3.00%, 10/30/28 (b)	500,000	485,956
Bank of Nova Scotia
2.05%, 10/30/18	250,000	251,065
1.85%, 04/14/20	500,000	498,217
2.80%, 07/21/21	500,000	509,582
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Barclays Bank PLC
5.14%, 10/14/20	1,000,000	1,070,325
Barclays PLC
2.75%, 11/08/19	1,500,000	1,516,950
3.25%, 01/12/21	500,000	509,697
3.65%, 03/16/25	1,000,000	1,003,272
5.20%, 05/12/26	1,000,000	1,069,161
5.25%, 08/17/45	1,000,000	1,142,748
BB&T Corp.
2.45%, 01/15/20 (b)	250,000	252,736
3.95%, 03/22/22 (b)	100,000	105,628
BNP Paribas S.A.
2.38%, 05/21/20	1,000,000	1,010,223
5.00%, 01/15/21	200,000	217,081
3.25%, 03/03/23	350,000	360,927
4.25%, 10/15/24	300,000	313,898
BPCE S.A.
2.50%, 12/10/18	1,500,000	1,512,565
2.50%, 07/15/19	1,000,000	1,010,656
2.65%, 02/03/21	1,500,000	1,515,099
4.00%, 04/15/24	1,000,000	1,063,060
Branch Banking & Trust Co.
1.45%, 05/10/19 (b)	500,000	497,280
3.63%, 09/16/25 (b)	1,000,000	1,041,236
Capital One Bank USA NA
2.25%, 02/13/19 (b)	1,000,000	1,003,195
Capital One Financial Corp.
4.75%, 07/15/21	800,000	865,155
3.50%, 06/15/23	1,000,000	1,024,690
3.75%, 04/24/24 (b)	1,500,000	1,551,251
3.20%, 02/05/25 (b)	500,000	500,520
4.20%, 10/29/25 (b)	750,000	772,006
3.75%, 07/28/26 (b)	500,000	496,086
Capital One NA
2.40%, 09/05/19 (b)	750,000	753,706
2.25%, 09/13/21 (b)	1,250,000	1,234,102
Citigroup, Inc.
2.55%, 04/08/19	1,200,000	1,210,781
2.40%, 02/18/20	1,000,000	1,008,030
2.65%, 10/26/20	2,500,000	2,527,545
2.90%, 12/08/21 (b)	1,000,000	1,013,294
4.50%, 01/14/22	1,750,000	1,884,397
3.30%, 04/27/25	1,500,000	1,513,777
5.50%, 09/13/25	1,000,000	1,124,193
4.60%, 03/09/26	1,000,000	1,066,506
3.40%, 05/01/26	2,500,000	2,510,033
3.20%, 10/21/26 (b)	1,000,000	985,355
4.45%, 09/29/27	1,000,000	1,056,816
3.67%, 07/24/28 (3 mo. USD-LIBOR + 1.39%) (a)(b)	1,500,000	1,516,553

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.30%, 05/06/44	500,000	587,052
4.65%, 07/30/45	700,000	778,085
4.75%, 08/15/46	1,500,000	1,639,479
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.38%, 08/09/19	500,000	495,929
2.50%, 01/19/21	750,000	758,096
4.38%, 08/04/25	250,000	262,960
5.25%, 05/24/41	1,500,000	1,840,104
5.25%, 08/04/45	1,000,000	1,194,254
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000,000	1,011,013
3.13%, 12/10/20	750,000	765,626
3.45%, 04/16/21	2,000,000	2,054,024
3.80%, 09/15/22	500,000	519,561
3.75%, 03/26/25	2,500,000	2,550,692
Credit Suisse USA, Inc.
3.63%, 09/09/24	300,000	311,815
Deutsche Bank AG
2.50%, 02/13/19	1,000,000	1,006,216
3.13%, 01/13/21	2,000,000	2,022,657
Discover Financial Services
3.85%, 11/21/22	1,500,000	1,542,579
Fifth Third Bancorp
8.25%, 03/01/38	350,000	533,710
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	252,715
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	437,302
Goldman Sachs Group, Inc.
1.95%, 07/23/19	1,500,000	1,498,072
5.38%, 03/15/20	1,000,000	1,074,641
2.75%, 09/15/20 (b)	2,000,000	2,027,233
2.63%, 04/25/21 (b)	700,000	704,433
5.25%, 07/27/21	1,262,000	1,387,429
2.35%, 11/15/21 (b)	1,000,000	992,413
5.75%, 01/24/22	1,100,000	1,233,596
3.85%, 07/08/24 (b)	650,000	677,290
3.50%, 01/23/25 (b)	1,000,000	1,015,497
4.25%, 10/21/25	1,000,000	1,044,320
5.95%, 01/15/27	265,000	309,601
3.85%, 01/26/27 (b)	1,000,000	1,022,751
6.13%, 02/15/33	750,000	944,378
6.75%, 10/01/37	500,000	660,850
6.25%, 02/01/41	1,000,000	1,322,804
4.80%, 07/08/44 (b)	500,000	560,913
5.15%, 05/22/45	1,500,000	1,721,175
4.75%, 10/21/45 (b)	500,000	557,362
HSBC Bank USA NA
4.88%, 08/24/20	500,000	537,916
HSBC Holdings PLC
5.10%, 04/05/21	850,000	924,436
2.95%, 05/25/21	1,000,000	1,016,086
4.30%, 03/08/26	1,850,000	1,989,881
3.90%, 05/25/26	2,000,000	2,095,484
6.50%, 05/02/36	500,000	653,485
6.50%, 09/15/37	500,000	665,935
6.80%, 06/01/38	500,000	683,509
HSBC USA, Inc.
2.75%, 08/07/20	1,500,000	1,527,580
5.00%, 09/27/20	400,000	430,424
ING Groep N.V.
3.15%, 03/29/22	3,000,000	3,060,270
3.95%, 03/29/27	2,500,000	2,610,231
JPMorgan Chase & Co.
2.35%, 01/28/19	1,000,000	1,007,673
6.30%, 04/23/19 (h)	4,000,000	4,269,261
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 01/23/20 (b)	1,000,000	1,005,709
4.25%, 10/15/20	500,000	529,596
2.55%, 10/29/20 (b)	2,750,000	2,782,338
2.30%, 08/15/21 (b)	2,000,000	1,999,589
4.35%, 08/15/21	2,500,000	2,679,896
3.20%, 01/25/23	500,000	513,164
3.38%, 05/01/23	5,500,000	5,621,704
3.88%, 02/01/24	500,000	529,646
3.88%, 09/10/24	1,000,000	1,042,215
3.13%, 01/23/25 (b)	1,000,000	1,008,278
3.30%, 04/01/26 (b)	1,000,000	1,004,040
2.95%, 10/01/26 (b)	500,000	489,926
4.13%, 12/15/26	500,000	522,339
3.78%, 02/01/28 (3 mo. USD-LIBOR + 1.34%) (a)(b)	1,000,000	1,030,285
6.40%, 05/15/38	650,000	867,678
5.50%, 10/15/40	500,000	611,392
5.40%, 01/06/42 (h)	600,000	728,633
4.26%, 02/22/48 (3 mo. USD-LIBOR + 1.58%) (a)(b)	500,000	526,033
KeyCorp
2.30%, 12/13/18 (b)	500,000	502,814
2.90%, 09/15/20	400,000	408,756
Lloyds Bank PLC
6.38%, 01/21/21	500,000	562,596
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,272,125
4.50%, 11/04/24	500,000	524,645
4.65%, 03/24/26	1,500,000	1,588,733
Manufacturers & Traders Trust Co.
1.96%, 12/01/21
(3 mo. USD-LIBOR + 0.64%) (a)(b)	250,000	248,048
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	2,000,000	2,032,998
2.19%, 09/13/21	2,500,000	2,471,176
3.85%, 03/01/26	750,000	781,096
Mizuho Financial Group, Inc.
2.60%, 09/11/22	750,000	744,354
3.66%, 02/28/27	600,000	616,891
Morgan Stanley
2.50%, 01/24/19	250,000	252,170
7.30%, 05/13/19 (h)	1,000,000	1,082,902
5.63%, 09/23/19	1,500,000	1,602,909
2.65%, 01/27/20	3,000,000	3,036,086
2.80%, 06/16/20	500,000	508,670
5.75%, 01/25/21	1,000,000	1,104,669
5.50%, 07/28/21	1,500,000	1,665,296
2.63%, 11/17/21	1,250,000	1,255,185
4.88%, 11/01/22	1,000,000	1,084,995
4.10%, 05/22/23	750,000	785,207
3.88%, 04/29/24	1,000,000	1,047,422
4.00%, 07/23/25	3,000,000	3,165,977
5.00%, 11/24/25	1,000,000	1,097,823
4.35%, 09/08/26	2,000,000	2,097,692
3.63%, 01/20/27	1,000,000	1,014,779
3.59%, 07/22/28 (3 mo. USD-LIBOR + 1.34%) (a)(b)	2,000,000	2,009,925
7.25%, 04/01/32	500,000	681,948
4.30%, 01/27/45	850,000	893,207
4.38%, 01/22/47	300,000	319,947
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	254,349
PNC Bank NA
2.25%, 07/02/19 (b)	1,500,000	1,511,588
2.40%, 10/18/19 (b)	1,250,000	1,261,205
2.15%, 04/29/21 (b)	500,000	498,211

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.55%, 12/09/21 (b)	750,000	756,665
2.95%, 01/30/23 (b)	1,000,000	1,012,734
Rabobank Nederland
4.63%, 12/01/23	450,000	484,214
Regions Bank
6.45%, 06/26/37	250,000	310,704
Regions Financial Corp.
3.20%, 02/08/21 (b)	800,000	818,170
2.75%, 08/14/22 (b)	1,750,000	1,748,966
Royal Bank of Canada
2.15%, 03/15/19	1,250,000	1,257,051
1.50%, 07/29/19	1,000,000	994,484
2.50%, 01/19/21	500,000	504,632
2.30%, 03/22/21	1,000,000	1,003,931
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	500,000	536,020
Santander Holdings USA, Inc.
3.70%, 03/28/22 (b)	1,500,000	1,529,807
4.50%, 07/17/25 (b)	1,069,000	1,115,570
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250,000	250,921
3.40%, 07/11/24	500,000	512,462
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	2,000,000	2,033,818
2.85%, 01/11/22	500,000	504,967
2.63%, 07/14/26	1,000,000	950,904
3.01%, 10/19/26	1,000,000	978,060
Svenska Handelsbanken AB
2.40%, 10/01/20	250,000	252,463
Synchrony Financial
3.00%, 08/15/19 (b)	750,000	762,590
4.50%, 07/23/25 (b)	1,900,000	1,984,936
Toronto-Dominion Bank
2.13%, 07/02/19	750,000	753,997
2.50%, 12/14/20	1,500,000	1,518,465
UBS AG
2.38%, 08/14/19	1,000,000	1,008,732
4.88%, 08/04/20	1,000,000	1,073,486
US Bancorp
3.00%, 03/15/22 (b)	600,000	618,751
2.95%, 07/15/22 (b)	1,000,000	1,024,092
3.60%, 09/11/24 (b)	1,000,000	1,041,194
Wachovia Corp.
5.50%, 08/01/35	750,000	885,061
Wells Fargo & Co.
2.13%, 04/22/19	1,000,000	1,005,729
2.60%, 07/22/20	1,150,000	1,166,613
4.60%, 04/01/21	1,000,000	1,074,572
2.10%, 07/26/21	2,500,000	2,480,246
3.45%, 02/13/23	500,000	512,686
3.00%, 04/22/26	1,000,000	983,346
4.10%, 06/03/26	2,000,000	2,081,313
3.00%, 10/23/26	1,000,000	979,004
4.30%, 07/22/27	1,000,000	1,058,896
5.38%, 02/07/35	1,700,000	2,045,169
5.38%, 11/02/43	400,000	471,391
4.65%, 11/04/44	500,000	536,239
3.90%, 05/01/45	750,000	752,601
4.40%, 06/14/46	500,000	520,439
Wells Fargo Bank NA
1.75%, 05/24/19	500,000	499,775
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westpac Banking Corp.
4.88%, 11/19/19	2,000,000	2,122,172
2.85%, 05/13/26	350,000	342,526
3.35%, 03/08/27	250,000	254,552
		248,657,617
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
3.70%, 10/15/24	475,000	496,485
2.88%, 09/15/26 (b)	250,000	244,240
BlackRock, Inc.
3.50%, 03/18/24	1,000,000	1,046,717
CME Group, Inc.
5.30%, 09/15/43 (b)	500,000	630,829
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (b)	1,000,000	1,020,020
4.00%, 10/15/23	1,000,000	1,074,458
Invesco Finance plc
3.75%, 01/15/26	650,000	677,761
Jefferies Group LLC
5.13%, 01/20/23	700,000	765,488
6.25%, 01/15/36	150,000	166,929
Nasdaq, Inc.
3.85%, 06/30/26 (b)	300,000	309,213
Nomura Holdings, Inc.
2.75%, 03/19/19	750,000	757,022
6.70%, 03/04/20 (h)	1,000,000	1,100,119
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	200,686
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (b)	300,000	306,356
3.30%, 04/01/27 (b)	200,000	201,492
		8,997,815
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	500,000	511,836
3.95%, 02/01/22 (b)	500,000	520,943
3.65%, 07/21/27 (b)	1,700,000	1,690,375
Air Lease Corp.
3.38%, 01/15/19 (b)	700,000	711,854
3.63%, 04/01/27 (b)	1,200,000	1,203,211
GATX Corp.
5.20%, 03/15/44 (b)	500,000	544,427
GE Capital International Funding Co.
3.37%, 11/15/25	1,000,000	1,035,341
4.42%, 11/15/35	1,000,000	1,089,467
HSBC Finance Corp.
6.68%, 01/15/21	101,000	114,331
International Lease Finance Corp.
5.88%, 04/01/19	600,000	632,266
4.63%, 04/15/21	500,000	532,195
		8,586,246
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	205,602
ORIX Corp.
2.90%, 07/18/22	500,000	502,233
		707,835

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Insurance 1.1%
ACE INA Holdings, Inc.
2.70%, 03/13/23	750,000	756,457
4.35%, 11/03/45 (b)	1,000,000	1,101,654
Aetna, Inc.
2.75%, 11/15/22 (b)	250,000	252,317
3.50%, 11/15/24 (b)	1,750,000	1,828,986
4.75%, 03/15/44 (b)	500,000	571,701
Aflac, Inc.
3.63%, 06/15/23	500,000	529,869
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (b)	500,000	508,892
Allstate Corp.
3.28%, 12/15/26 (b)	250,000	255,021
4.50%, 06/15/43	300,000	332,146
American International Group, Inc.
2.30%, 07/16/19 (b)	2,000,000	2,010,788
3.30%, 03/01/21 (b)	500,000	515,593
4.50%, 07/16/44 (b)	1,000,000	1,047,712
Anthem, Inc.
2.25%, 08/15/19	500,000	502,419
3.30%, 01/15/23	750,000	773,428
5.85%, 01/15/36	750,000	914,781
4.65%, 08/15/44 (b)	500,000	547,633
Aon Corp.
8.21%, 01/01/27	100,000	131,250
Aon PLC
4.00%, 11/27/23 (b)	500,000	532,957
3.50%, 06/14/24 (b)	500,000	514,853
3.88%, 12/15/25 (b)	1,000,000	1,054,244
Assurant, Inc.
6.75%, 02/15/34	151,000	185,467
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	320,821
5.75%, 01/15/40	100,000	129,016
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (b)	750,000	763,004
3.13%, 03/15/26 (b)	2,000,000	2,024,873
Brighthouse Financial, Inc.
4.70%, 06/22/47 (b)(c)	200,000	196,145
Chubb Corp.
6.00%, 05/11/37	250,000	326,275
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (b)	1,000,000	1,019,173
3.15%, 03/15/25	1,000,000	1,017,093
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	158,502
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,109,233
5.95%, 10/15/36	300,000	376,598
6.10%, 10/01/41	350,000	453,914
4.30%, 04/15/43	750,000	780,152
Humana, Inc.
3.85%, 10/01/24 (b)	500,000	525,941
4.80%, 03/15/47 (b)	750,000	838,587
Loews Corp.
3.75%, 04/01/26 (b)	250,000	260,023
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (b)	500,000	517,496
MetLife, Inc.
4.75%, 02/08/21	750,000	811,934
3.60%, 04/10/24	1,000,000	1,046,339
5.70%, 06/15/35	500,000	618,694
6.40%, 12/15/36 (b)	1,000,000	1,155,000
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Prudential Financial, Inc.
5.38%, 06/21/20	1,000,000	1,086,982
4.50%, 11/16/21	250,000	270,618
6.63%, 12/01/37	1,750,000	2,354,468
5.88%, 09/15/42 (a)(b)(j)	1,000,000	1,108,750
5.63%, 06/15/43 (a)(b)(j)	700,000	763,875
5.38%, 05/15/45 (a)(b)(j)	1,000,000	1,082,500
The Progressive Corp.
3.70%, 01/26/45	300,000	295,418
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	170,423
6.25%, 06/15/37	750,000	1,003,539
UnitedHealth Group, Inc.
2.88%, 03/15/22 (b)	1,000,000	1,023,202
3.75%, 07/15/25	500,000	531,144
6.63%, 11/15/37	500,000	695,877
6.88%, 02/15/38	750,000	1,066,426
4.75%, 07/15/45	750,000	868,258
4.20%, 01/15/47 (b)	500,000	534,150
Unum Group
5.63%, 09/15/20	350,000	381,439
Voya Financial, Inc.
3.65%, 06/15/26	1,000,000	1,004,237
5.70%, 07/15/43	200,000	234,268
XLIT Ltd.
2.30%, 12/15/18	300,000	301,255
5.75%, 10/01/21	500,000	558,965
6.25%, 05/15/27	685,000	812,885
5.25%, 12/15/43	250,000	277,007
5.50%, 03/31/45	750,000	791,590
		46,534,257
REITs 0.6%
AvalonBay Communities, Inc.
3.50%, 11/15/24 (b)	500,000	516,280
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	104,716
Digital Realty Trust LP
5.88%, 02/01/20 (b)	250,000	268,924
5.25%, 03/15/21 (b)	1,000,000	1,086,827
Duke Realty LP
3.75%, 12/01/24 (b)	1,000,000	1,034,967
3.25%, 06/30/26 (b)	250,000	247,693
ERP Operating LP
3.38%, 06/01/25 (b)	250,000	255,647
2.85%, 11/01/26 (b)	750,000	730,471
4.50%, 06/01/45 (b)	250,000	268,879
Essex Portfolio LP
3.88%, 05/01/24 (b)	500,000	520,588
3.50%, 04/01/25 (b)	500,000	506,980
3.63%, 05/01/27 (b)	500,000	505,641
Federal Realty Investment Trust
4.50%, 12/01/44 (b)	850,000	890,931
Government Properties Income Trust
4.00%, 07/15/22 (b)	175,000	176,681
HCP, Inc.
2.63%, 02/01/20 (b)	300,000	302,560
5.38%, 02/01/21 (b)	78,000	84,786
4.25%, 11/15/23 (b)	1,000,000	1,062,666
3.40%, 02/01/25 (b)	300,000	299,440
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (b)	450,000	453,470
3.75%, 07/01/27 (b)	1,000,000	999,348
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	250,000	255,974

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	257,807
4.38%, 10/01/25 (b)	1,000,000	1,052,441
4.25%, 08/15/29 (b)	200,000	205,761
Kimco Realty Corp.
3.20%, 05/01/21 (b)	250,000	255,199
3.40%, 11/01/22 (b)	350,000	360,800
2.80%, 10/01/26 (b)	1,000,000	940,295
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	1,100,000	1,154,666
Prologis LP
4.25%, 08/15/23 (b)	1,100,000	1,196,409
3.75%, 11/01/25 (b)	1,000,000	1,048,262
Realty Income Corp.
3.88%, 07/15/24 (b)	1,150,000	1,188,410
3.00%, 01/15/27 (b)	1,500,000	1,431,482
Regency Centers LP
3.60%, 02/01/27 (b)	250,000	250,135
Simon Property Group LP
4.38%, 03/01/21 (b)	1,000,000	1,063,728
3.38%, 03/15/22 (b)	500,000	517,660
3.30%, 01/15/26 (b)	250,000	251,304
3.38%, 06/15/27 (b)	750,000	754,561
Vornado Realty LP
2.50%, 06/30/19 (b)	500,000	503,187
5.00%, 01/15/22 (b)	500,000	540,435
Welltower, Inc.
4.13%, 04/01/19 (b)	500,000	513,947
6.13%, 04/15/20	500,000	548,855
3.75%, 03/15/23 (b)	500,000	521,066
4.50%, 01/15/24 (b)	400,000	430,047
WP Carey, Inc.
4.00%, 02/01/25 (b)	400,000	404,120
		25,964,046
		339,447,816

Industrial 15.7%
Basic Industry 0.8%
Agrium, Inc.
6.75%, 01/15/19	250,000	264,705
4.13%, 03/15/35 (b)	1,500,000	1,528,574
5.25%, 01/15/45 (b)	250,000	287,574
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	131,079
Airgas, Inc.
3.05%, 08/01/20 (b)	100,000	102,324
3.65%, 07/15/24 (b)	800,000	833,178
Albemarle Corp.
5.45%, 12/01/44 (b)	2,000,000	2,327,975
Barrick Gold Corp.
5.25%, 04/01/42	1,000,000	1,148,314
Barrick North America Finance LLC
4.40%, 05/30/21	79,000	85,027
5.70%, 05/30/41	250,000	299,154
5.75%, 05/01/43	800,000	973,503
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43	1,050,000	1,241,553
Dow Chemical Co.
8.55%, 05/15/19	500,000	552,314
3.00%, 11/15/22 (b)	1,250,000	1,274,523
7.38%, 11/01/29	750,000	1,001,817
4.25%, 10/01/34 (b)	500,000	517,930
5.25%, 11/15/41 (b)	200,000	226,270
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	354,400
3.60%, 08/15/22 (b)	549,000	571,791
Ecolab, Inc.
2.25%, 01/12/20	250,000	251,814
4.35%, 12/08/21	200,000	216,527
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	210,777
2.80%, 02/15/23	500,000	506,005
Goldcorp, Inc.
3.63%, 06/09/21 (b)	500,000	518,431
3.70%, 03/15/23 (b)	300,000	312,623
5.45%, 06/09/44 (b)	500,000	563,507
International Paper Co.
4.75%, 02/15/22 (b)	707,000	771,093
4.80%, 06/15/44 (b)	500,000	539,766
4.35%, 08/15/48 (b)	1,000,000	1,009,986
LYB International Finance BV
4.00%, 07/15/23	750,000	792,194
4.88%, 03/15/44 (b)	150,000	163,919
LyondellBasell Industries NV
5.00%, 04/15/19 (b)	328,000	340,436
6.00%, 11/15/21 (b)	250,000	282,290
Monsanto Co.
2.75%, 07/15/21	500,000	506,676
2.85%, 04/15/25 (b)	750,000	734,258
4.20%, 07/15/34 (b)	250,000	257,213
Mosaic Co.
4.25%, 11/15/23 (b)	250,000	259,949
Newmont Mining Corp.
3.50%, 03/15/22 (b)	500,000	517,535
6.25%, 10/01/39	150,000	187,176
4.88%, 03/15/42 (b)	500,000	537,933
Nucor Corp.
4.13%, 09/15/22 (b)	500,000	534,337
5.20%, 08/01/43 (b)	300,000	350,416
Packaging Corp. of America
3.90%, 06/15/22 (b)	1,000,000	1,050,230
4.50%, 11/01/23 (b)	1,000,000	1,084,381
3.65%, 09/15/24 (b)	500,000	510,293
Potash Corp. of Saskatchewan, Inc.
3.63%, 03/15/24 (b)	350,000	356,181
5.88%, 12/01/36	100,000	118,595
Praxair, Inc.
2.65%, 02/05/25 (b)	500,000	491,138
3.20%, 01/30/26 (b)	1,000,000	1,024,345
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	500,000	594,174
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (b)	1,000,000	1,134,257
Sherwin-Williams Co.
4.20%, 01/15/22 (b)	100,000	105,839
3.45%, 06/01/27 (b)	300,000	302,690
4.50%, 06/01/47 (b)	1,000,000	1,053,784
Southern Copper Corp.
5.38%, 04/16/20	250,000	268,404
5.25%, 11/08/42	500,000	532,180
Vale Overseas Ltd.
4.38%, 01/11/22	750,000	783,375
6.25%, 08/10/26	1,250,000	1,421,500
6.88%, 11/21/36	100,000	115,000
Vale S.A.
5.63%, 09/11/42	200,000	205,000

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
WestRock RKT Co.
4.90%, 03/01/22	200,000	217,790
Weyerhaeuser Co.
7.38%, 03/15/32	500,000	695,324
		36,151,346
Capital Goods 1.3%
3M Co.
1.63%, 06/15/19	500,000	499,941
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	102,031
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (b)(g)	500,000	499,695
Bemis Co., Inc.
3.10%, 09/15/26 (b)	600,000	582,989
Boeing Co.
4.88%, 02/15/20	750,000	803,922
1.88%, 06/15/23 (b)	100,000	97,667
2.60%, 10/30/25 (b)	500,000	495,946
5.88%, 02/15/40	350,000	459,602
3.65%, 03/01/47 (b)	500,000	497,485
Caterpillar Financial Services Corp.
7.15%, 02/15/19	750,000	804,180
1.85%, 09/04/20	400,000	398,323
Caterpillar, Inc.
3.90%, 05/27/21	1,500,000	1,591,191
2.60%, 06/26/22 (b)	500,000	505,403
3.40%, 05/15/24 (b)	500,000	523,596
6.05%, 08/15/36	150,000	196,295
Deere & Co.
2.60%, 06/08/22 (b)	750,000	758,917
5.38%, 10/16/29	150,000	182,025
Dover Corp.
5.38%, 03/01/41 (b)	350,000	430,658
Eaton Corp.
2.75%, 11/02/22	1,000,000	1,008,108
4.00%, 11/02/32	100,000	103,819
4.15%, 11/02/42	100,000	100,775
Emerson Electric Co.
2.63%, 12/01/21 (b)	500,000	510,609
Fortive Corp.
3.15%, 06/15/26 (b)	1,000,000	998,571
4.30%, 06/15/46 (b)	500,000	519,676
General Electric Capital Corp.
4.38%, 09/16/20	2,000,000	2,142,880
4.63%, 01/07/21	300,000	324,439
4.65%, 10/17/21	350,000	383,486
3.45%, 05/15/24 (b)	2,000,000	2,097,263
6.15%, 08/07/37	500,000	664,267
5.88%, 01/14/38	1,000,000	1,311,140
General Electric Co.
2.70%, 10/09/22	900,000	916,877
3.38%, 03/11/24	600,000	626,214
4.13%, 10/09/42	1,200,000	1,273,164
4.50%, 03/11/44	400,000	448,844
Honeywell International, Inc.
2.50%, 11/01/26 (b)	1,500,000	1,439,698
Illinois Tool Works, Inc.
6.25%, 04/01/19	500,000	533,342
3.90%, 09/01/42 (b)	100,000	102,665
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	500,000	504,759
Security Rate, Maturity Date	Face Amount ($)	Value ($)
John Deere Capital Corp.
1.95%, 01/08/19	500,000	502,074
1.70%, 01/15/20	750,000	747,471
3.90%, 07/12/21	500,000	529,724
2.15%, 09/08/22	500,000	495,764
2.65%, 06/24/24	500,000	498,141
Johnson Controls International plc
3.63%, 07/02/24 (b)	500,000	518,746
3.90%, 02/14/26 (b)	500,000	527,505
6.00%, 01/15/36	500,000	619,191
4.63%, 07/02/44 (b)	200,000	215,207
5.13%, 09/14/45 (b)	500,000	572,424
Komatsu Mining Corp.
5.13%, 10/15/21	470,000	517,344
L-3 Technologies, Inc.
4.95%, 02/15/21 (b)	500,000	536,626
3.85%, 12/15/26 (b)	500,000	519,746
Lockheed Martin Corp.
1.85%, 11/23/18	500,000	500,559
4.25%, 11/15/19 (h)	250,000	262,372
2.50%, 11/23/20 (b)	1,000,000	1,016,192
3.35%, 09/15/21	500,000	520,296
3.10%, 01/15/23 (b)	500,000	515,597
3.55%, 01/15/26 (b)	500,000	516,973
Masco Corp.
3.50%, 04/01/21 (b)	500,000	515,935
4.50%, 05/15/47 (b)	500,000	503,403
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	520,534
3.25%, 08/01/23	1,000,000	1,032,046
3.20%, 02/01/27 (b)	500,000	504,095
4.75%, 06/01/43	1,000,000	1,115,756
3.85%, 04/15/45 (b)	750,000	733,188
Owens Corning
4.20%, 12/15/22 (b)	1,000,000	1,062,357
7.00%, 12/01/36	290,000	376,225
Republic Services, Inc.
3.55%, 06/01/22 (b)	750,000	782,719
2.90%, 07/01/26 (b)	1,000,000	981,433
Rockwell Collins, Inc.
2.80%, 03/15/22 (b)	1,350,000	1,365,845
Roper Technologies, Inc.
2.80%, 12/15/21 (b)	500,000	505,066
3.13%, 11/15/22 (b)	250,000	253,394
3.85%, 12/15/25 (b)	500,000	517,943
3.80%, 12/15/26 (b)	350,000	360,958
Textron, Inc.
3.88%, 03/01/25 (b)	250,000	259,301
United Technologies Corp.
4.50%, 04/15/20	500,000	530,977
1.95%, 11/01/21 (b)	500,000	492,951
6.13%, 07/15/38	150,000	193,178
5.70%, 04/15/40	1,000,000	1,244,155
4.50%, 06/01/42	1,900,000	2,046,547
4.05%, 05/04/47 (b)	1,000,000	1,016,236
Vulcan Materials Co.
7.50%, 06/15/21	300,000	350,989
3.90%, 04/01/27 (b)	600,000	615,000
Waste Management, Inc.
2.90%, 09/15/22 (b)	200,000	203,719
4.10%, 03/01/45 (b)	500,000	530,461
		54,186,825

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Communications 2.5%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	192,323
4.00%, 10/01/23	1,000,000	1,061,544
6.20%, 12/15/34	500,000	623,267
6.15%, 03/01/37	200,000	248,184
6.65%, 11/15/37	250,000	329,796
6.15%, 02/15/41	350,000	438,965
America Movil S.A.B. de C.V.
3.13%, 07/16/22	200,000	205,432
6.13%, 03/30/40	500,000	612,933
4.38%, 07/16/42	500,000	514,866
American Tower Corp.
3.40%, 02/15/19	750,000	763,936
5.05%, 09/01/20	250,000	269,681
2.25%, 01/15/22	250,000	246,194
3.50%, 01/31/23	750,000	776,773
5.00%, 02/15/24	200,000	220,956
3.13%, 01/15/27 (b)	750,000	720,919
AT&T Corp.
8.25%, 11/15/31	1,000,000	1,411,323
AT&T, Inc.
2.45%, 06/23/20 (b)	2,000,000	2,015,547
2.80%, 02/17/21 (b)	250,000	253,175
3.00%, 02/15/22	350,000	354,061
3.20%, 03/01/22 (b)	750,000	765,651
3.00%, 06/23/22 (b)	2,000,000	2,021,620
3.95%, 01/15/25 (b)	250,000	257,173
3.40%, 05/15/25 (b)	1,000,000	988,042
4.13%, 02/17/26 (b)	1,000,000	1,027,852
4.25%, 03/01/27 (b)	2,450,000	2,526,506
3.90%, 08/14/27 (b)	500,000	501,971
4.50%, 05/15/35 (b)	1,000,000	990,263
5.25%, 03/01/37 (b)	1,000,000	1,055,569
6.35%, 03/15/40	300,000	349,380
6.00%, 08/15/40 (b)	1,000,000	1,129,954
5.35%, 09/01/40	525,000	553,576
5.15%, 03/15/42	400,000	405,673
4.30%, 12/15/42 (b)	750,000	701,636
4.35%, 06/15/45 (b)	1,750,000	1,612,411
4.75%, 05/15/46 (b)	1,000,000	965,379
5.65%, 02/15/47 (b)	500,000	547,313
4.50%, 03/09/48 (b)	1,763,000	1,632,745
4.55%, 03/09/49 (b)	259,000	239,828
5.15%, 02/14/50 (b)	1,000,000	1,008,805
CBS Corp.
3.38%, 02/15/28 (b)	300,000	291,930
5.50%, 05/15/33	300,000	328,448
4.90%, 08/15/44 (b)	400,000	416,563
4.60%, 01/15/45 (b)	250,000	255,338
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	523,916
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	500,000	513,621
4.46%, 07/23/22 (b)	250,000	264,784
4.91%, 07/23/25 (b)	1,500,000	1,606,063
6.38%, 10/23/35 (b)	500,000	586,434
6.48%, 10/23/45 (b)	1,250,000	1,472,194
5.38%, 05/01/47 (b)(c)	500,000	521,373
Comcast Corp.
5.70%, 07/01/19	500,000	533,452
5.15%, 03/01/20	1,250,000	1,346,384
3.13%, 07/15/22	250,000	259,111
2.85%, 01/15/23	1,500,000	1,524,279
3.30%, 02/01/27 (b)	1,000,000	1,014,975
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.05%, 03/15/33	500,000	685,771
6.95%, 08/15/37	1,000,000	1,396,818
4.65%, 07/15/42	500,000	553,622
4.60%, 08/15/45 (b)	1,000,000	1,102,831
Crown Castle International Corp.
4.88%, 04/15/22	750,000	815,375
4.45%, 02/15/26 (b)	500,000	530,290
4.75%, 05/15/47 (b)	750,000	769,288
Deutsche Telekom International Finance BV
6.00%, 07/08/19	575,000	614,995
Discovery Communications LLC
5.05%, 06/01/20	1,200,000	1,282,038
3.95%, 03/20/28 (b)	500,000	497,472
6.35%, 06/01/40	1,500,000	1,744,048
4.88%, 04/01/43	1,250,000	1,222,604
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	300,000	312,670
4.80%, 03/01/26 (b)	500,000	554,382
Grupo Televisa S.A.B.
6.63%, 03/18/25	500,000	598,927
6.63%, 01/15/40	500,000	611,891
6.13%, 01/31/46 (b)	750,000	876,512
Interpublic Group of Cos., Inc.
3.75%, 02/15/23	1,000,000	1,041,346
Koninklijke KPN
8.38%, 10/01/30	250,000	348,400
NBCUniversal Media LLC
5.15%, 04/30/20	1,000,000	1,081,311
4.38%, 04/01/21 (h)	750,000	807,517
Omnicom Group, Inc.
4.45%, 08/15/20	1,000,000	1,060,316
3.63%, 05/01/22	1,000,000	1,043,896
3.65%, 11/01/24 (b)	250,000	256,143
3.60%, 04/15/26 (b)	500,000	504,947
Orange S.A.
2.75%, 02/06/19	1,250,000	1,265,550
9.00%, 03/01/31	500,000	760,722
5.50%, 02/06/44 (b)	500,000	603,719
Qwest Corp.
6.75%, 12/01/21	850,000	930,311
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	252,198
3.63%, 12/15/25 (b)	500,000	510,494
5.00%, 03/15/44 (b)	500,000	565,991
Scripps Networks Interactive, Inc.
2.80%, 06/15/20 (b)	1,000,000	1,007,528
TCI Communications, Inc.
7.13%, 02/15/28	800,000	1,049,428
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	250,000	268,335
5.46%, 02/16/21	250,000	274,232
4.57%, 04/27/23	150,000	164,071
7.05%, 06/20/36	650,000	863,474
5.21%, 03/08/47	2,000,000	2,209,705
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	644,434
Time Warner Cable, Inc.
5.00%, 02/01/20	1,680,000	1,777,142
4.13%, 02/15/21 (b)	500,000	519,555
5.88%, 11/15/40 (b)	1,000,000	1,100,916
Time Warner, Inc.
2.10%, 06/01/19	1,500,000	1,503,084
4.88%, 03/15/20	200,000	213,012
4.75%, 03/29/21	300,000	323,281
3.55%, 06/01/24 (b)	400,000	407,491

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 01/15/26 (b)	1,000,000	1,013,973
4.85%, 07/15/45 (b)	1,000,000	1,020,140
Verizon Communications, Inc.
2.63%, 02/21/20	793,000	806,522
4.50%, 09/15/20	2,500,000	2,683,944
4.60%, 04/01/21	500,000	540,272
3.00%, 11/01/21 (b)	500,000	510,730
5.15%, 09/15/23	1,250,000	1,403,024
4.15%, 03/15/24 (b)	1,000,000	1,060,184
3.50%, 11/01/24 (b)	1,000,000	1,019,737
4.13%, 03/16/27	2,000,000	2,090,912
4.50%, 08/10/33	3,500,000	3,596,232
4.40%, 11/01/34 (b)	2,500,000	2,508,918
4.86%, 08/21/46	1,000,000	1,017,611
4.52%, 09/15/48	388,000	377,189
5.01%, 08/21/54	1,500,000	1,513,249
Viacom, Inc.
4.50%, 03/01/21	1,000,000	1,052,682
3.88%, 12/15/21	100,000	102,871
3.88%, 04/01/24 (b)	400,000	401,077
6.88%, 04/30/36	400,000	445,574
5.85%, 09/01/43 (b)	500,000	515,552
Vodafone Group PLC
2.50%, 09/26/22	500,000	501,117
2.95%, 02/19/23	1,000,000	1,017,115
4.38%, 02/19/43	500,000	503,170
Walt Disney Co.
2.35%, 12/01/22	1,250,000	1,252,376
3.00%, 02/13/26	800,000	806,302
		107,288,643
Consumer Cyclical 1.9%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (b)	250,000	256,006
4.50%, 11/28/34 (b)	500,000	552,601
Amazon.com, Inc.
2.60%, 12/05/19 (b)	1,000,000	1,019,232
3.30%, 12/05/21 (b)	1,500,000	1,564,761
2.40%, 02/22/23 (b)(c)	3,000,000	2,996,421
4.80%, 12/05/34 (b)	500,000	568,029
4.95%, 12/05/44 (b)	500,000	579,675
4.25%, 08/22/57 (b)(c)	1,000,000	1,031,032
American Honda Finance Corp.
2.00%, 02/14/20	650,000	651,660
2.90%, 02/16/24	500,000	506,135
AutoZone, Inc.
3.70%, 04/15/22 (b)	500,000	521,262
3.25%, 04/15/25 (b)	1,000,000	991,053
Bed Bath & Beyond, Inc.
5.17%, 08/01/44 (b)	250,000	218,738
Carnival Corp.
3.95%, 10/15/20	350,000	368,839
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	499,668
1.75%, 02/15/20	500,000	498,898
2.15%, 05/18/21 (b)	1,000,000	1,003,433
3.00%, 05/18/27 (b)	500,000	501,634
CVS Health Corp.
2.25%, 08/12/19 (b)	1,250,000	1,256,579
3.50%, 07/20/22 (b)	700,000	728,971
3.38%, 08/12/24 (b)	1,000,000	1,023,285
3.88%, 07/20/25 (b)	943,000	985,169
5.30%, 12/05/43 (b)	200,000	234,682
5.13%, 07/20/45 (b)	1,500,000	1,731,787
Darden Restaurants, Inc.
3.85%, 05/01/27 (b)	650,000	662,289
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Delphi Automotive PLC
4.40%, 10/01/46 (b)	500,000	509,011
Delphi Corp.
4.15%, 03/15/24 (b)	540,000	573,675
DR Horton, Inc.
4.00%, 02/15/20	500,000	518,102
eBay, Inc.
2.15%, 06/05/20	400,000	401,161
3.80%, 03/09/22 (b)	500,000	524,642
3.60%, 06/05/27 (b)	1,000,000	996,662
Ford Motor Co.
7.45%, 07/16/31	1,000,000	1,298,108
4.75%, 01/15/43	600,000	590,390
5.29%, 12/08/46 (b)	1,500,000	1,570,981
Ford Motor Credit Co. LLC
2.02%, 05/03/19	1,500,000	1,499,697
3.16%, 08/04/20	300,000	306,324
5.88%, 08/02/21	1,750,000	1,948,221
4.13%, 08/04/25	2,000,000	2,057,936
General Motors Co.
3.50%, 10/02/18	250,000	254,121
4.88%, 10/02/23	1,100,000	1,191,254
4.00%, 04/01/25	400,000	407,017
6.25%, 10/02/43	750,000	860,056
General Motors Financial Co., Inc.
3.15%, 01/15/20 (b)	1,500,000	1,527,023
2.65%, 04/13/20	600,000	604,869
4.38%, 09/25/21	2,000,000	2,122,191
3.45%, 01/14/22 (b)	750,000	766,781
4.35%, 01/17/27 (b)	1,250,000	1,286,892
Home Depot, Inc.
2.00%, 04/01/21 (b)	800,000	800,848
4.40%, 04/01/21 (b)	500,000	536,980
2.63%, 06/01/22 (b)	250,000	254,137
3.75%, 02/15/24 (b)	500,000	529,784
5.88%, 12/16/36	1,200,000	1,561,617
5.95%, 04/01/41 (b)	500,000	660,233
4.88%, 02/15/44 (b)	1,500,000	1,746,404
Kohl's Corp.
4.00%, 11/01/21 (b)	350,000	362,572
3.25%, 02/01/23 (b)	1,000,000	971,566
4.75%, 12/15/23 (b)	1,000,000	1,050,844
Lear Corp.
5.25%, 01/15/25 (b)	1,000,000	1,069,492
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	750,000	773,943
3.38%, 09/15/25 (b)	1,000,000	1,031,080
3.10%, 05/03/27 (b)	500,000	497,790
6.50%, 03/15/29	251,000	325,607
Macy's Retail Holdings, Inc.
2.88%, 02/15/23 (b)	200,000	188,838
6.65%, 07/15/24	500,000	548,437
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	202,575
3.13%, 10/15/21 (b)	200,000	204,903
3.75%, 03/15/25 (b)	1,000,000	1,031,332
Mastercard, Inc.
3.80%, 11/21/46 (b)	500,000	509,745
McDonald's Corp.
2.20%, 05/26/20 (b)	200,000	201,335
2.75%, 12/09/20 (b)	1,500,000	1,529,482
3.38%, 05/26/25 (b)	550,000	565,453
4.88%, 12/09/45 (b)	600,000	678,101

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	99,875
3.63%, 05/01/43 (b)	50,000	49,256
Nordstrom, Inc.
4.00%, 10/15/21 (b)	300,000	307,683
4.00%, 03/15/27 (b)	1,000,000	992,694
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	500,000	502,048
Priceline Group, Inc.
2.75%, 03/15/23 (b)	250,000	250,060
QVC, Inc.
5.13%, 07/02/22	200,000	214,050
4.38%, 03/15/23	1,000,000	1,039,927
5.45%, 08/15/34 (b)	200,000	197,546
Starbucks Corp.
2.70%, 06/15/22 (b)	500,000	509,135
3.85%, 10/01/23 (b)	300,000	322,929
Target Corp.
2.30%, 06/26/19	1,000,000	1,010,294
3.50%, 07/01/24	250,000	261,783
4.00%, 07/01/42	500,000	503,339
Toyota Motor Credit Corp.
2.10%, 01/17/19	500,000	502,637
1.70%, 02/19/19	1,000,000	999,866
1.55%, 10/18/19	350,000	348,218
2.15%, 03/12/20	500,000	502,578
3.40%, 09/15/21	1,350,000	1,407,595
Visa, Inc.
2.20%, 12/14/20 (b)	1,000,000	1,010,665
4.15%, 12/14/35 (b)	1,500,000	1,640,393
4.30%, 12/14/45 (b)	750,000	832,067
Wal-Mart Stores, Inc.
3.25%, 10/25/20	500,000	520,918
2.55%, 04/11/23 (b)	700,000	710,510
5.25%, 09/01/35	1,050,000	1,292,609
6.20%, 04/15/38	554,000	754,237
5.63%, 04/15/41	750,000	974,902
4.00%, 04/11/43 (b)	500,000	526,152
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	1,000,000	1,036,163
3.45%, 06/01/26 (b)	500,000	499,254
4.80%, 11/18/44 (b)	1,100,000	1,173,180
Walt Disney Co.
4.38%, 08/16/41	500,000	540,284
		82,132,898
Consumer Non-Cyclical 4.0%
Abbott Laboratories
2.90%, 11/30/21 (b)	1,500,000	1,528,964
2.55%, 03/15/22	500,000	500,802
3.40%, 11/30/23 (b)	500,000	516,274
3.75%, 11/30/26 (b)	1,250,000	1,285,049
4.75%, 04/15/43 (b)	1,000,000	1,062,509
4.90%, 11/30/46 (b)	1,000,000	1,121,429
AbbVie, Inc.
2.00%, 11/06/18	1,000,000	1,003,567
2.90%, 11/06/22	500,000	507,653
3.20%, 11/06/22 (b)	300,000	307,965
2.85%, 05/14/23 (b)	2,000,000	2,018,100
4.50%, 05/14/35 (b)	1,500,000	1,619,043
4.40%, 11/06/42	1,500,000	1,576,792
Actavis Funding SCS
3.45%, 03/15/22 (b)	1,500,000	1,556,916
3.85%, 06/15/24 (b)	500,000	522,351
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 03/15/25 (b)	500,000	520,071
4.75%, 03/15/45 (b)	168,000	182,470
Actavis, Inc.
3.25%, 10/01/22 (b)	1,750,000	1,797,673
Allergan, Inc.
2.80%, 03/15/23 (b)	1,150,000	1,143,519
Altria Group, Inc.
9.25%, 08/06/19	250,000	283,209
4.75%, 05/05/21	500,000	542,203
2.85%, 08/09/22	600,000	613,112
2.95%, 05/02/23	800,000	812,300
4.25%, 08/09/42	200,000	206,004
Amgen, Inc.
5.70%, 02/01/19	500,000	525,373
2.20%, 05/22/19 (b)	1,500,000	1,507,557
3.88%, 11/15/21 (b)	500,000	529,275
3.63%, 05/22/24 (b)	650,000	678,819
4.95%, 10/01/41	500,000	557,249
5.15%, 11/15/41 (b)	500,000	573,884
4.40%, 05/01/45 (b)	500,000	531,477
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	400,000	401,164
2.15%, 02/01/19	1,900,000	1,912,580
2.65%, 02/01/21 (b)	3,000,000	3,051,085
3.30%, 02/01/23 (b)	1,000,000	1,038,003
3.70%, 02/01/24	1,200,000	1,261,534
3.65%, 02/01/26 (b)	1,900,000	1,969,007
4.70%, 02/01/36 (b)	2,000,000	2,211,873
4.63%, 02/01/44	500,000	537,277
4.90%, 02/01/46 (b)	1,350,000	1,530,993
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19	500,000	537,052
6.88%, 11/15/19	350,000	385,551
5.00%, 04/15/20	1,000,000	1,074,747
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (b)	750,000	720,445
AstraZeneca PLC
1.75%, 11/16/18	500,000	500,010
2.38%, 11/16/20	500,000	502,983
6.45%, 09/15/37	1,650,000	2,217,261
BAT Capital Corp.
2.76%, 08/15/22 (b)(c)	2,000,000	2,013,479
3.22%, 08/15/24 (b)(c)	1,000,000	1,003,965
Baxalta, Inc.
2.88%, 06/23/20 (b)	1,250,000	1,269,478
3.60%, 06/23/22 (b)	1,000,000	1,037,268
4.00%, 06/23/25 (b)	1,750,000	1,838,740
5.25%, 06/23/45 (b)	1,000,000	1,155,138
Becton Dickinson & Co.
2.68%, 12/15/19	200,000	202,509
3.25%, 11/12/20	650,000	668,052
2.89%, 06/06/22 (b)	750,000	753,245
3.36%, 06/06/24 (b)	1,750,000	1,768,895
3.73%, 12/15/24 (b)	1,000,000	1,023,007
4.69%, 12/15/44 (b)	250,000	265,296
4.67%, 06/06/47 (b)	500,000	526,680
Biogen, Inc.
2.90%, 09/15/20	2,000,000	2,050,498
4.05%, 09/15/25 (b)	1,000,000	1,068,759
5.20%, 09/15/45 (b)	500,000	580,060
Boston Scientific Corp.
6.00%, 01/15/20	650,000	705,119
4.13%, 10/01/23 (b)	100,000	106,226
3.85%, 05/15/25	250,000	259,992

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bristol-Myers Squibb Co.
3.25%, 02/27/27	500,000	514,076
3.25%, 08/01/42	100,000	91,877
4.50%, 03/01/44 (b)	600,000	670,664
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (b)	500,000	500,215
Campbell Soup Co.
2.50%, 08/02/22	350,000	350,873
Cardinal Health, Inc.
2.62%, 06/15/22 (b)	600,000	600,170
3.08%, 06/15/24 (b)	250,000	252,113
3.75%, 09/15/25 (b)	250,000	259,282
4.90%, 09/15/45 (b)	500,000	553,321
Catholic Health Initiatives
4.35%, 11/01/42	250,000	235,079
Celgene Corp.
2.88%, 08/15/20	1,000,000	1,021,453
3.55%, 08/15/22	2,000,000	2,092,858
3.63%, 05/15/24 (b)	700,000	730,285
4.63%, 05/15/44 (b)	300,000	324,928
5.00%, 08/15/45 (b)	250,000	283,726
Coca-Cola Co.
3.30%, 09/01/21	750,000	787,282
Colgate-Palmolive Co.
1.75%, 03/15/19	500,000	500,913
3.25%, 03/15/24	200,000	207,162
Conagra Brands, Inc.
3.20%, 01/25/23 (b)	783,000	797,932
Constellation Brands, Inc.
6.00%, 05/01/22	300,000	343,372
4.25%, 05/01/23	500,000	536,614
Diageo Capital PLC
5.88%, 09/30/36	1,000,000	1,295,632
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (b)	500,000	503,594
Eli Lilly & Co.
2.35%, 05/15/22	500,000	501,125
3.10%, 05/15/27 (b)	500,000	503,499
3.70%, 03/01/45 (b)	500,000	503,434
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	502,194
3.00%, 07/15/23 (b)	500,000	501,244
3.40%, 03/01/27 (b)	500,000	493,902
4.80%, 07/15/46 (b)	1,000,000	1,060,107
General Mills, Inc.
5.65%, 02/15/19	500,000	525,569
Genzyme Corp.
5.00%, 06/15/20	250,000	269,663
Gilead Sciences, Inc.
2.05%, 04/01/19	1,000,000	1,004,668
2.55%, 09/01/20	500,000	509,104
4.40%, 12/01/21 (b)	350,000	378,883
3.70%, 04/01/24 (b)	400,000	422,807
3.50%, 02/01/25 (b)	500,000	521,192
3.65%, 03/01/26 (b)	400,000	417,785
5.65%, 12/01/41 (b)	200,000	248,832
4.80%, 04/01/44 (b)	350,000	393,646
4.50%, 02/01/45 (b)	250,000	269,264
4.75%, 03/01/46 (b)	750,000	841,848
GlaxoSmithKline Capital, Inc.
2.85%, 05/08/22	150,000	153,519
Hasbro, Inc.
6.35%, 03/15/40	450,000	551,762
5.10%, 05/15/44 (b)	600,000	649,253
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JM Smucker Co.
3.50%, 10/15/21	1,000,000	1,040,058
3.50%, 03/15/25	750,000	768,759
4.25%, 03/15/35	1,000,000	1,045,688
4.38%, 03/15/45	1,000,000	1,048,203
Johnson & Johnson
2.45%, 03/01/26 (b)	350,000	344,070
2.95%, 03/03/27 (b)	2,000,000	2,028,795
3.70%, 03/01/46 (b)	1,000,000	1,037,925
Kellogg Co.
4.00%, 12/15/20	500,000	528,259
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	140,058
5.30%, 03/01/41	1,000,000	1,224,424
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	750,000	864,984
Koninklijke Philips N.V.
3.75%, 03/15/22	250,000	263,785
5.00%, 03/15/42	100,000	110,859
Kraft Heinz Foods Co.
5.38%, 02/10/20	1,000,000	1,073,238
3.50%, 06/06/22	1,500,000	1,555,032
3.00%, 06/01/26 (b)	2,000,000	1,919,395
5.00%, 06/04/42	1,500,000	1,603,928
5.20%, 07/15/45 (b)	500,000	549,776
4.38%, 06/01/46 (b)	500,000	495,717
Kroger Co.
2.80%, 08/01/22 (b)	750,000	752,870
4.65%, 01/15/48 (b)	750,000	728,330
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (b)	1,250,000	1,255,528
McKesson Corp.
2.28%, 03/15/19	800,000	804,918
3.80%, 03/15/24 (b)	500,000	526,038
6.00%, 03/01/41 (b)	500,000	627,233
Medtronic, Inc.
2.50%, 03/15/20	1,750,000	1,776,363
3.15%, 03/15/22	500,000	518,048
3.63%, 03/15/24 (b)	200,000	211,094
3.50%, 03/15/25	1,000,000	1,043,936
4.38%, 03/15/35	1,500,000	1,654,274
4.63%, 03/15/45	750,000	855,167
Merck & Co., Inc.
3.88%, 01/15/21 (b)	500,000	527,391
2.75%, 02/10/25 (b)	2,000,000	2,008,124
3.70%, 02/10/45 (b)	500,000	508,863
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	1,000,000	986,907
3.50%, 05/01/22	200,000	207,527
4.20%, 07/15/46 (b)	500,000	503,404
Mondelez International, Inc.
5.38%, 02/10/20	250,000	267,698
Mylan N.V.
3.95%, 06/15/26 (b)	1,000,000	1,019,926
Newell Brands, Inc.
2.88%, 12/01/19 (b)	400,000	406,348
3.90%, 11/01/25 (b)	1,000,000	1,037,593
4.20%, 04/01/26 (b)	1,700,000	1,792,039
5.38%, 04/01/36 (b)	500,000	584,053
5.50%, 04/01/46 (b)	1,000,000	1,185,544
Novartis Capital Corp.
4.40%, 04/24/20 (h)	100,000	106,415
3.00%, 11/20/25 (b)	1,000,000	1,019,275
3.10%, 05/17/27 (b)	750,000	763,619

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Novartis Securities Investment Ltd.
5.13%, 02/10/19	500,000	523,104
PepsiCo, Inc.
2.25%, 01/07/19 (b)	750,000	756,117
1.50%, 02/22/19	1,000,000	998,859
1.35%, 10/04/19	1,500,000	1,495,977
2.75%, 03/05/22	750,000	769,468
3.60%, 03/01/24 (b)	500,000	528,735
4.88%, 11/01/40	200,000	233,995
4.60%, 07/17/45 (b)	1,300,000	1,473,052
Perrigo Finance plc
3.90%, 12/15/24 (b)	500,000	511,694
Pfizer, Inc.
1.45%, 06/03/19	1,000,000	997,037
2.75%, 06/03/26	1,000,000	991,103
4.40%, 05/15/44	1,000,000	1,106,698
4.13%, 12/15/46	1,500,000	1,605,948
Philip Morris International, Inc.
4.50%, 03/26/20	250,000	264,970
4.13%, 05/17/21	500,000	530,552
2.90%, 11/15/21	250,000	255,395
2.50%, 08/22/22	850,000	850,677
6.38%, 05/16/38	650,000	867,545
4.38%, 11/15/41	250,000	265,981
4.88%, 11/15/43	1,000,000	1,120,278
4.25%, 11/10/44	200,000	209,243
Procter & Gamble Co.
1.85%, 02/02/21	1,000,000	995,116
Quest Diagnostics, Inc.
4.75%, 01/15/20	400,000	423,193
2.50%, 03/30/20 (b)	500,000	502,730
3.50%, 03/30/25 (b)	1,000,000	1,020,977
3.45%, 06/01/26 (b)	300,000	303,246
4.70%, 03/30/45 (b)	500,000	527,668
Reynolds American, Inc.
4.45%, 06/12/25 (b)	500,000	536,771
6.15%, 09/15/43	500,000	629,250
5.85%, 08/15/45 (b)	1,500,000	1,842,257
Sanofi
4.00%, 03/29/21	150,000	158,973
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (b)	500,000	498,721
Stryker Corp.
3.50%, 03/15/26 (b)	2,000,000	2,057,222
4.63%, 03/15/46 (b)	500,000	547,010
Sysco Corp.
3.75%, 10/01/25 (b)	750,000	780,086
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	500,000	486,246
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,750,000	1,686,426
3.15%, 10/01/26	1,000,000	923,469
4.10%, 10/01/46	1,000,000	845,678
The Coca-Cola Co.
1.65%, 11/01/18	500,000	501,193
3.15%, 11/15/20	1,000,000	1,040,172
The Kroger Co.
2.30%, 01/15/19 (b)	500,000	501,912
6.15%, 01/15/20	300,000	326,162
7.50%, 04/01/31 (h)	100,000	131,351
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	53,546
3.60%, 08/15/21 (b)	550,000	574,473
3.30%, 02/15/22	500,000	517,580
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 02/01/24 (b)	800,000	855,020
5.30%, 02/01/44 (b)	200,000	235,237
Tyson Foods, Inc.
4.50%, 06/15/22 (b)	250,000	270,653
4.88%, 08/15/34 (b)	1,000,000	1,107,823
Unilever Capital Corp.
4.25%, 02/10/21	800,000	853,689
Wyeth LLC
5.95%, 04/01/37	500,000	655,661
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20 (b)	500,000	505,284
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	258,817
4.70%, 02/01/43 (b)	100,000	111,088
		169,898,907
Energy 2.4%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (b)	750,000	795,986
6.45%, 09/15/36	1,000,000	1,186,424
6.60%, 03/15/46 (b)	1,000,000	1,242,459
Andeavor
4.75%, 12/15/23 (b)(c)	500,000	540,263
Apache Corp.
3.25%, 04/15/22 (b)	1,500,000	1,522,969
6.00%, 01/15/37	1,000,000	1,173,618
4.75%, 04/15/43 (b)	600,000	602,828
Boardwalk Pipelines LP
4.95%, 12/15/24 (b)	500,000	532,921
4.45%, 07/15/27 (b)	2,000,000	2,040,405
BP Capital Markets PLC
4.75%, 03/10/19	250,000	260,744
1.68%, 05/03/19	200,000	199,998
2.32%, 02/13/20	750,000	756,833
4.50%, 10/01/20	800,000	856,816
4.74%, 03/11/21	1,500,000	1,627,170
3.56%, 11/01/21	500,000	526,180
3.06%, 03/17/22	500,000	513,588
3.25%, 05/06/22	200,000	207,313
Buckeye Partners LP
4.88%, 02/01/21 (b)	350,000	371,826
4.35%, 10/15/24 (b)	300,000	309,389
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (b)	150,000	154,466
6.25%, 03/15/38	100,000	120,444
4.95%, 06/01/47 (b)	1,000,000	1,052,632
Cenovus Energy, Inc.
3.00%, 08/15/22 (b)	1,000,000	980,211
3.80%, 09/15/23 (b)	500,000	503,148
Chevron Corp.
1.96%, 03/03/20 (b)	500,000	502,127
2.42%, 11/17/20 (b)	100,000	101,506
2.50%, 03/03/22 (b)	300,000	302,677
2.36%, 12/05/22 (b)	499,000	499,984
3.19%, 06/24/23 (b)	1,150,000	1,195,444
2.90%, 03/03/24 (b)	1,000,000	1,014,953
Conoco, Inc.
6.95%, 04/15/29	200,000	259,706
ConocoPhillips Co.
3.35%, 11/15/24 (b)	1,250,000	1,287,471
4.95%, 03/15/26 (b)	500,000	564,574
6.50%, 02/01/39	350,000	468,170
4.30%, 11/15/44 (b)	500,000	524,484
Devon Energy Corp.
5.00%, 06/15/45 (b)	500,000	528,888

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (b)	1,300,000	1,408,953
Enable Midstream Partners LP
3.90%, 05/15/24 (b)	100,000	100,680
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	1,051,829
Enbridge, Inc.
4.25%, 12/01/26 (b)	1,000,000	1,053,668
3.70%, 07/15/27 (b)	500,000	507,943
4.50%, 06/10/44 (b)	150,000	151,460
5.50%, 12/01/46 (b)	500,000	576,557
Encana Corp.
6.50%, 05/15/19	250,000	266,144
6.50%, 02/01/38	500,000	593,612
Energy Transfer LP
4.15%, 10/01/20 (b)	1,500,000	1,567,626
5.20%, 02/01/22 (b)	2,000,000	2,169,708
4.75%, 01/15/26 (b)	250,000	263,608
4.20%, 04/15/27 (b)	250,000	253,609
4.90%, 03/15/35 (b)	750,000	747,431
6.63%, 10/15/36	500,000	570,381
7.50%, 07/01/38	1,000,000	1,231,105
6.50%, 02/01/42 (b)	1,500,000	1,702,530
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	500,000	501,608
4.85%, 07/15/26 (b)	500,000	524,109
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	1,500,000	1,514,563
2.85%, 04/15/21 (b)	1,500,000	1,524,748
3.35%, 03/15/23 (b)	500,000	513,464
3.90%, 02/15/24 (b)	400,000	419,929
3.95%, 02/15/27 (b)	350,000	367,997
6.65%, 10/15/34	250,000	316,600
5.10%, 02/15/45 (b)	500,000	559,255
EOG Resources, Inc.
5.63%, 06/01/19	500,000	529,018
2.63%, 03/15/23 (b)	500,000	496,888
4.15%, 01/15/26 (b)	250,000	265,547
3.90%, 04/01/35 (b)	1,500,000	1,500,489
Exxon Mobil Corp.
1.82%, 03/15/19 (b)	2,000,000	2,011,611
2.22%, 03/01/21 (b)	1,000,000	1,008,037
3.57%, 03/06/45 (b)	500,000	490,962
Halliburton Co.
3.80%, 11/15/25 (b)	500,000	514,275
5.00%, 11/15/45 (b)	500,000	550,531
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	2,000,000	2,118,170
Hess Corp.
7.30%, 08/15/31	97,000	113,752
7.13%, 03/15/33	600,000	700,689
5.80%, 04/01/47 (b)	1,000,000	1,031,357
Husky Energy, Inc.
7.25%, 12/15/19	200,000	221,244
3.95%, 04/15/22 (b)	500,000	522,567
6.80%, 09/15/37	500,000	618,307
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	297,496
Kinder Morgan Energy Partners LP
6.85%, 02/15/20 (h)	800,000	878,507
3.45%, 02/15/23 (b)	1,500,000	1,518,516
4.30%, 05/01/24 (b)	300,000	312,615
5.80%, 03/15/35	100,000	108,467
5.00%, 08/15/42 (b)	100,000	100,004
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.70%, 11/01/42 (b)	300,000	289,313
5.40%, 09/01/44 (b)	400,000	417,331
Kinder Morgan, Inc.
4.30%, 06/01/25 (b)	750,000	786,888
5.55%, 06/01/45 (b)	700,000	756,923
Magellan Midstream Partners LP
5.15%, 10/15/43 (b)	750,000	834,197
Marathon Oil Corp.
2.80%, 11/01/22 (b)	300,000	291,993
6.60%, 10/01/37	1,000,000	1,153,784
Marathon Petroleum Corp.
5.13%, 03/01/21 (h)	250,000	271,642
3.63%, 09/15/24 (b)	500,000	509,936
6.50%, 03/01/41 (b)	500,000	603,609
4.75%, 09/15/44 (b)	250,000	249,644
MPLX LP
4.00%, 02/15/25 (b)	250,000	254,618
Nexen, Inc.
5.88%, 03/10/35	600,000	723,632
Noble Energy, Inc.
3.85%, 01/15/28 (b)	1,000,000	1,004,045
6.00%, 03/01/41 (b)	250,000	286,482
5.25%, 11/15/43 (b)	400,000	421,062
Occidental Petroleum Corp.
3.40%, 04/15/26 (b)	1,000,000	1,022,524
4.40%, 04/15/46 (b)	1,500,000	1,598,125
Petro-Canada
5.95%, 05/15/35	500,000	604,909
6.80%, 05/15/38	750,000	1,007,198
Phillips 66
4.88%, 11/15/44 (b)	1,000,000	1,089,173
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	499,749
Pioneer Natural Resources Co.
7.50%, 01/15/20	250,000	278,362
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	106,269
5.00%, 02/01/21 (b)	1,000,000	1,052,513
3.65%, 06/01/22 (b)	200,000	201,260
3.85%, 10/15/23 (b)	150,000	150,769
4.50%, 12/15/26 (b)	1,000,000	1,016,770
6.65%, 01/15/37	100,000	111,026
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (b)	1,000,000	1,109,637
5.75%, 05/15/24 (b)	1,425,000	1,587,408
Schlumberger Investment S.A.
3.65%, 12/01/23 (b)	1,000,000	1,062,363
Shell International Finance BV
4.30%, 09/22/19	2,100,000	2,203,482
4.38%, 03/25/20	500,000	530,712
1.88%, 05/10/21	500,000	496,698
3.40%, 08/12/23	750,000	787,001
3.25%, 05/11/25	1,500,000	1,536,926
4.13%, 05/11/35	500,000	529,006
6.38%, 12/15/38	1,000,000	1,347,702
4.55%, 08/12/43	750,000	816,244
Spectra Energy Capital LLC
3.30%, 03/15/23 (b)	500,000	502,515
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	100,000	108,959
5.95%, 09/25/43 (b)	600,000	718,452
Suncor Energy, Inc.
3.60%, 12/01/24 (b)	500,000	516,630
5.95%, 12/01/34	250,000	301,965
6.50%, 06/15/38	1,150,000	1,499,616

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tosco Corp.
7.80%, 01/01/27	150,000	197,604
Total Capital International S.A.
2.88%, 02/17/22	500,000	510,994
3.70%, 01/15/24	1,000,000	1,056,541
3.75%, 04/10/24	500,000	528,302
TransCanada PipeLines Ltd.
2.50%, 08/01/22	395,000	395,226
4.63%, 03/01/34 (b)	600,000	657,428
7.63%, 01/15/39	500,000	735,103
Valero Energy Corp.
6.63%, 06/15/37	700,000	885,858
4.90%, 03/15/45	500,000	538,684
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	503,120
Williams Partners LP
5.25%, 03/15/20	250,000	268,489
3.60%, 03/15/22 (b)	350,000	361,976
3.90%, 01/15/25 (b)	350,000	357,745
6.30%, 04/15/40	500,000	600,758
		102,543,671
Industrial Other 0.1%
Fluor Corp.
3.50%, 12/15/24 (b)	300,000	309,548
President & Fellows of Harvard College
3.30%, 07/15/56 (b)	1,500,000	1,440,575
Princeton University
4.95%, 03/01/19	750,000	783,264
5.70%, 03/01/39	1,000,000	1,354,021
		3,887,408
Technology 2.2%
Adobe Systems, Inc.
3.25%, 02/01/25 (b)	500,000	514,355
Alphabet, Inc.
3.38%, 02/25/24	600,000	629,382
Analog Devices, Inc.
2.50%, 12/05/21 (b)	150,000	150,456
3.90%, 12/15/25 (b)	300,000	315,016
Apple, Inc.
2.10%, 05/06/19	850,000	856,929
2.25%, 02/23/21 (b)	2,000,000	2,017,051
2.85%, 05/06/21	1,500,000	1,542,156
2.50%, 02/09/22 (b)	1,000,000	1,013,850
2.40%, 05/03/23	1,500,000	1,498,321
3.45%, 05/06/24	1,000,000	1,049,503
3.25%, 02/23/26 (b)	500,000	514,147
3.35%, 02/09/27 (b)	1,500,000	1,546,193
3.85%, 05/03/43	1,000,000	1,009,868
4.45%, 05/06/44	1,000,000	1,090,422
3.45%, 02/09/45	500,000	475,068
4.38%, 05/13/45	1,000,000	1,089,324
4.25%, 02/09/47 (b)	3,000,000	3,235,052
Applied Materials, Inc.
2.63%, 10/01/20 (b)	250,000	254,751
4.30%, 06/15/21	250,000	268,362
Baidu, Inc.
3.00%, 06/30/20	250,000	253,878
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (b)(c)	1,350,000	1,373,870
Cisco Systems, Inc.
4.45%, 01/15/20	1,000,000	1,059,289
2.20%, 02/28/21	500,000	503,145
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 03/04/24	250,000	265,601
3.50%, 06/15/25	250,000	263,183
5.90%, 02/15/39	500,000	659,875
5.50%, 01/15/40	1,500,000	1,879,345
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	500,000	510,134
4.42%, 06/15/21 (b)(c)	1,000,000	1,050,792
5.45%, 06/15/23 (b)(c)	500,000	547,857
6.02%, 06/15/26 (b)(c)	2,000,000	2,224,824
8.35%, 07/15/46 (b)(c)	200,000	257,676
Fidelity National Information Services, Inc.
2.25%, 08/15/21 (b)	250,000	248,548
3.50%, 04/15/23 (b)	159,000	164,085
5.00%, 10/15/25 (b)	139,000	155,090
3.00%, 08/15/26 (b)	450,000	437,629
Fiserv, Inc.
4.63%, 10/01/20	750,000	799,940
3.85%, 06/01/25 (b)	250,000	261,502
Flextronics International Ltd.
4.75%, 06/15/25 (b)	500,000	541,274
Harris Corp.
6.15%, 12/15/40	150,000	186,418
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	2,000,000	2,020,494
3.60%, 10/15/20 (b)	2,500,000	2,593,176
4.40%, 10/15/22 (b)	1,000,000	1,066,836
HP, Inc.
4.65%, 12/09/21	500,000	539,286
Intel Corp.
2.45%, 07/29/20	750,000	763,949
1.70%, 05/19/21 (b)	750,000	743,232
2.35%, 05/11/22 (b)	2,000,000	2,015,573
3.70%, 07/29/25 (b)	1,750,000	1,852,484
3.15%, 05/11/27 (b)	1,000,000	1,016,668
4.80%, 10/01/41	750,000	875,291
4.25%, 12/15/42 (h)	250,000	269,476
4.10%, 05/19/46 (b)	650,000	683,698
4.10%, 05/11/47 (b)	1,000,000	1,060,046
International Business Machines Corp.
1.88%, 05/15/19	200,000	200,769
2.25%, 02/19/21	1,500,000	1,505,282
3.38%, 08/01/23	150,000	156,415
3.63%, 02/12/24	500,000	525,099
3.45%, 02/19/26	250,000	258,507
3.30%, 01/27/27	1,000,000	1,016,728
4.00%, 06/20/42	500,000	503,168
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)	1,000,000	1,053,930
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	500,000	542,453
Lam Research Corp.
2.80%, 06/15/21 (b)	1,000,000	1,012,492
3.80%, 03/15/25 (b)	500,000	516,811
Microsoft Corp.
1.30%, 11/03/18	2,000,000	1,997,096
1.63%, 12/06/18	1,000,000	1,001,733
1.10%, 08/08/19	1,000,000	991,354
2.00%, 11/03/20 (b)	1,000,000	1,006,150
1.55%, 08/08/21 (b)	1,750,000	1,720,056
3.13%, 11/03/25 (b)	1,000,000	1,028,503
2.40%, 08/08/26 (b)	1,000,000	967,705
4.20%, 11/03/35 (b)	350,000	389,853
4.50%, 10/01/40 (h)	100,000	112,559
5.30%, 02/08/41	500,000	628,017
4.88%, 12/15/43 (b)	500,000	585,486
4.45%, 11/03/45 (b)	2,500,000	2,822,527

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 08/08/46 (b)	500,000	505,548
4.25%, 02/06/47 (b)	3,250,000	3,602,418
4.50%, 02/06/57 (b)	500,000	567,454
NVIDIA Corp.
2.20%, 09/16/21 (b)	700,000	697,159
3.20%, 09/16/26 (b)	500,000	498,361
Oracle Corp.
2.25%, 10/08/19	500,000	506,349
2.80%, 07/08/21	1,000,000	1,023,160
1.90%, 09/15/21 (b)	2,750,000	2,731,483
2.50%, 05/15/22 (b)	1,000,000	1,015,334
3.40%, 07/08/24 (b)	650,000	677,529
2.95%, 05/15/25 (b)	500,000	504,694
4.30%, 07/08/34 (b)	400,000	437,884
6.50%, 04/15/38	500,000	687,798
6.13%, 07/08/39	750,000	1,002,019
4.00%, 07/15/46 (b)	500,000	518,680
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	350,000	338,916
QUALCOMM, Inc.
3.45%, 05/20/25 (b)	1,500,000	1,549,055
4.80%, 05/20/45 (b)	1,500,000	1,650,325
Seagate HDD Cayman
4.25%, 03/01/22 (b)(c)	100,000	99,539
4.75%, 01/01/25	250,000	243,524
Texas Instruments, Inc.
1.65%, 08/03/19	1,000,000	1,000,154
1.85%, 05/15/22 (b)	1,500,000	1,477,548
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	500,000	521,002
VMware, Inc.
2.30%, 08/21/20	750,000	752,718
3.90%, 08/21/27 (b)	750,000	759,681
Xerox Corp.
2.75%, 09/01/20	415,000	414,652
4.07%, 03/17/22	192,000	196,570
3.63%, 03/15/23 (b)	250,000	248,211
		92,984,828
Transportation 0.5%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/28	677,944	686,828
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 12/15/29	1,461,000	1,466,479
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	147,898
3.85%, 09/01/23 (b)	400,000	430,017
3.40%, 09/01/24 (b)	2,000,000	2,088,300
5.05%, 03/01/41 (b)	500,000	599,027
4.55%, 09/01/44 (b)	1,000,000	1,111,745
Canadian National Railway Co.
2.95%, 11/21/24 (b)	150,000	152,603
3.20%, 08/02/46 (b)	250,000	229,207
Canadian Pacific Railway Co.
2.90%, 02/01/25 (b)	350,000	348,863
7.13%, 10/15/31	500,000	683,993
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	305,371	324,303
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	80,312	84,884
CSX Corp.
4.25%, 06/01/21 (b)	150,000	159,328
3.25%, 06/01/27 (b)	1,000,000	1,004,768
6.15%, 05/01/37	500,000	641,926
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.50%, 04/15/41 (b)	1,000,000	1,193,957
4.10%, 03/15/44 (b)	600,000	602,384
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	363,209	419,288
FedEx Corp.
2.30%, 02/01/20	500,000	504,697
2.63%, 08/01/22	500,000	505,671
3.25%, 04/01/26 (b)	250,000	253,767
3.30%, 03/15/27 (b)	400,000	403,305
3.90%, 02/01/35	300,000	305,046
3.88%, 08/01/42	200,000	191,730
4.40%, 01/15/47 (b)	1,000,000	1,043,825
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	750,000	765,800
4.84%, 10/01/41	100,000	112,800
4.65%, 01/15/46 (b)	500,000	555,659
Union Pacific Corp.
3.65%, 02/15/24 (b)	500,000	527,946
3.25%, 08/15/25 (b)	500,000	514,888
2.75%, 03/01/26 (b)	1,000,000	989,349
4.15%, 01/15/45 (b)	1,000,000	1,059,034
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	500,000	500,960
United Parcel Service, Inc.
5.13%, 04/01/19	150,000	157,570
2.35%, 05/16/22 (b)	250,000	252,142
2.45%, 10/01/22	500,000	505,181
6.20%, 01/15/38	400,000	542,286
4.88%, 11/15/40 (b)	400,000	470,189
		22,537,643
		671,612,169

Utility 1.7%
Electric 1.6%
Alabama Power Co.
3.55%, 12/01/23	350,000	365,799
4.30%, 01/02/46 (b)	500,000	539,237
Ameren Corp.
3.65%, 02/15/26 (b)	1,000,000	1,027,009
Appalachian Power Co.
3.40%, 06/01/25 (b)	500,000	513,458
7.00%, 04/01/38	750,000	1,051,538
4.45%, 06/01/45 (b)	500,000	544,548
Arizona Public Service Co.
4.35%, 11/15/45 (b)	1,000,000	1,086,268
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (b)	300,000	302,942
6.13%, 04/01/36 (h)	500,000	643,731
5.95%, 05/15/37	250,000	317,292
6.50%, 09/15/37	500,000	670,208
5.15%, 11/15/43 (b)	800,000	938,502
4.50%, 02/01/45 (b)	850,000	922,807
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,090,821
3.00%, 05/15/26 (b)	1,500,000	1,466,198
4.88%, 03/01/44 (b)	500,000	559,821
Consolidated Edison Co. of New York, Inc.
6.75%, 04/01/38	500,000	702,900
3.95%, 03/01/43 (b)	1,000,000	1,027,253
4.45%, 03/15/44 (b)	1,150,000	1,278,212
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	522,424
3.95%, 05/15/43 (b)	250,000	259,771

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Delmarva Power & Light Co.
3.50%, 11/15/23 (b)	500,000	521,444
Dominion Energy, Inc.
2.96%, 07/01/19	500,000	507,401
2.50%, 12/01/19 (b)	1,000,000	1,009,084
2.85%, 08/15/26 (b)	1,000,000	964,499
5.25%, 08/01/33	500,000	573,900
4.05%, 09/15/42 (b)	3,000,000	2,962,718
DTE Energy Co.
1.50%, 10/01/19	750,000	739,499
3.30%, 06/15/22 (b)	500,000	513,072
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	323,454
6.05%, 04/15/38	1,255,000	1,658,940
5.30%, 02/15/40	600,000	737,448
3.75%, 06/01/45 (b)	750,000	756,338
Duke Energy Corp.
3.05%, 08/15/22 (b)	950,000	969,055
3.75%, 04/15/24 (b)	1,000,000	1,047,376
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	750,000	759,261
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	1,500,000	1,603,865
Edison International
2.95%, 03/15/23 (b)	500,000	506,955
Entergy Corp.
4.00%, 07/15/22 (b)	500,000	529,705
Entergy Louisiana LLC
2.40%, 10/01/26 (b)	500,000	475,853
4.95%, 01/15/45 (b)	500,000	514,720
Exelon Corp.
3.40%, 04/15/26 (b)	750,000	755,516
4.95%, 06/15/35 (b)(c)	250,000	277,689
Exelon Generation Co. LLC
5.20%, 10/01/19	300,000	318,328
2.95%, 01/15/20 (b)	1,000,000	1,018,230
6.25%, 10/01/39	1,000,000	1,104,733
5.60%, 06/15/42 (b)	750,000	767,067
FirstEnergy Corp.
3.90%, 07/15/27 (b)	1,500,000	1,526,328
Florida Power & Light Co.
3.13%, 12/01/25 (b)	1,750,000	1,777,757
5.95%, 02/01/38	150,000	198,125
5.96%, 04/01/39	500,000	663,510
3.80%, 12/15/42 (b)	275,000	281,231
Georgia Power Co.
2.85%, 05/15/22	1,000,000	1,016,341
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	1,000,000	1,040,686
N.V. Energy, Inc.
6.25%, 11/15/20	350,000	390,702
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	800,000	793,919
5.25%, 04/20/46 (a)(b)(j)	800,000	853,489
Nevada Power Co.
6.65%, 04/01/36	500,000	677,633
NSTAR Electric Co.
4.40%, 03/01/44 (b)	250,000	277,744
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (b)	1,200,000	1,339,427
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	1,000,000	1,040,380
6.05%, 03/01/34	1,000,000	1,304,521
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.40%, 01/15/40	500,000	614,952
4.30%, 03/15/45 (b)	1,000,000	1,092,516
PPL Capital Funding, Inc.
4.20%, 06/15/22 (b)	1,100,000	1,179,029
3.40%, 06/01/23 (b)	1,000,000	1,030,864
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	676,334
PSEG Power LLC
5.13%, 04/15/20	400,000	427,648
3.00%, 06/15/21 (b)	1,500,000	1,528,736
Public Service Co. of Colorado
2.25%, 09/15/22 (b)	1,000,000	995,246
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	105,300
Puget Energy, Inc.
6.50%, 12/15/20	500,000	559,007
6.00%, 09/01/21	250,000	280,221
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	316,908
Sempra Energy
3.55%, 06/15/24 (b)	400,000	409,036
Southern California Edison Co.
2.40%, 02/01/22 (b)	500,000	502,051
5.55%, 01/15/37	500,000	621,415
Southern Co.
2.35%, 07/01/21 (b)	350,000	348,363
4.40%, 07/01/46 (b)	500,000	520,058
Southern Power Co.
2.38%, 06/01/20 (b)	1,200,000	1,203,178
Southwestern Electric Power Co.
2.75%, 10/01/26 (b)	500,000	484,363
TransAlta Corp.
6.50%, 03/15/40	500,000	502,894
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	103,483
Virginia Electric & Power Co.
3.50%, 03/15/27 (b)	450,000	467,579
6.00%, 05/15/37	800,000	1,040,270
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	105,102
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	500,000	528,600
2.40%, 03/15/21 (b)	250,000	251,502
		66,823,337
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (b)	250,000	250,481
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (b)	200,000	203,227
NiSource Finance Corp.
4.80%, 02/15/44 (b)	875,000	970,681
ONE Gas, Inc.
3.61%, 02/01/24 (b)	100,000	104,110
4.66%, 02/01/44 (b)	300,000	336,346
Sempra Energy
1.63%, 10/07/19	1,000,000	994,184
3.75%, 11/15/25 (b)	885,000	912,245
6.00%, 10/15/39	350,000	443,936
Southern California Gas Co.
2.60%, 06/15/26 (b)	1,000,000	973,443

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (b)	250,000	239,698
4.40%, 05/30/47 (b)	1,000,000	1,037,618
		6,465,969
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (b)	750,000	775,638
2.95%, 09/01/27 (b)	350,000	349,158
		1,124,796
		74,414,102
Total Corporates
(Cost $1,065,167,268)		1,085,474,087

Treasuries 36.8% of net assets
Bonds
9.00%, 11/15/18	5,100,000	5,534,300
8.13%, 08/15/19	500,000	561,484
8.50%, 02/15/20	3,000,000	3,490,957
8.75%, 05/15/20	2,750,000	3,260,845
8.75%, 08/15/20	1,750,000	2,100,855
7.88%, 02/15/21	750,000	901,699
8.13%, 05/15/21	750,000	918,750
8.13%, 08/15/21	500,000	619,131
8.00%, 11/15/21 (h)	2,149,000	2,678,527
7.25%, 08/15/22	1,500,000	1,872,070
7.63%, 11/15/22	2,200,000	2,808,910
7.13%, 02/15/23	2,500,000	3,156,201
6.25%, 08/15/23	1,250,000	1,542,017
7.50%, 11/15/24	2,000,000	2,711,133
7.63%, 02/15/25	500,000	687,246
6.88%, 08/15/25	500,000	670,010
6.00%, 02/15/26 (h)	891,000	1,147,893
6.75%, 08/15/26	1,324,000	1,804,234
6.50%, 11/15/26	250,000	337,329
6.63%, 02/15/27	1,000,000	1,367,461
6.38%, 08/15/27	500,000	680,508
6.13%, 11/15/27	1,938,000	2,607,746
5.50%, 08/15/28	2,000,000	2,606,797
5.25%, 11/15/28	950,000	1,219,321
5.25%, 02/15/29	3,278,000	4,223,050
6.13%, 08/15/29	4,250,000	5,900,444
6.25%, 05/15/30 (h)	3,385,000	4,808,551
5.38%, 02/15/31	6,800,000	9,115,586
4.50%, 02/15/36	3,400,000	4,374,578
4.75%, 02/15/37	1,336,000	1,774,662
5.00%, 05/15/37	2,550,000	3,486,229
4.38%, 02/15/38 (h)	2,000,000	2,542,305
4.50%, 05/15/38	2,000,000	2,583,789
3.50%, 02/15/39 (h)	2,822,000	3,187,427
4.25%, 05/15/39	3,700,000	4,629,914
4.50%, 08/15/39	2,900,000	3,750,516
4.38%, 11/15/39 (h)	3,031,000	3,857,776
4.63%, 02/15/40	4,915,000	6,470,521
4.38%, 05/15/40	4,000,000	5,100,547
3.88%, 08/15/40	3,500,000	4,162,949
4.25%, 11/15/40 (h)	4,159,000	5,220,032
4.75%, 02/15/41	4,000,000	5,375,000
4.38%, 05/15/41	2,900,000	3,710,527
3.75%, 08/15/41	3,623,000	4,237,212
3.13%, 11/15/41	3,350,000	3,545,373
3.13%, 02/15/42 (h)	3,690,000	3,903,328
3.00%, 05/15/42	250,000	258,696
2.75%, 08/15/42	4,399,000	4,347,020
2.75%, 11/15/42	5,270,000	5,203,302
3.13%, 02/15/43	5,200,000	5,488,438
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 05/15/43	8,549,000	8,619,463
3.63%, 08/15/43	6,733,000	7,728,222
3.75%, 11/15/43	6,768,000	7,935,083
3.63%, 02/15/44	7,795,000	8,958,617
3.38%, 05/15/44	7,612,000	8,392,081
3.13%, 08/15/44 (h)	9,150,000	9,655,395
3.00%, 11/15/44 (h)	9,000,000	9,274,219
2.50%, 02/15/45 (h)	12,750,000	11,894,605
3.00%, 05/15/45 (h)	9,250,000	9,526,958
2.88%, 08/15/45	8,850,000	8,890,274
3.00%, 11/15/45	8,650,000	8,899,870
2.50%, 02/15/46 (h)	10,600,000	9,860,277
2.50%, 05/15/46	9,450,000	8,781,490
2.25%, 08/15/46 (h)	10,900,000	9,584,341
2.88%, 11/15/46	8,785,000	8,818,115
3.00%, 02/15/47	8,650,000	8,899,701
3.00%, 05/15/47	8,200,000	8,439,434
2.75%, 08/15/47	5,800,000	5,675,051
Notes
0.88%, 10/15/18	5,000,000	4,974,316
0.75%, 10/31/18	6,300,000	6,257,918
1.25%, 10/31/18	6,854,000	6,844,362
1.75%, 10/31/18	3,500,000	3,513,740
1.25%, 11/15/18	5,095,000	5,086,940
3.75%, 11/15/18	6,989,000	7,170,823
1.00%, 11/30/18	5,000,000	4,977,930
1.25%, 11/30/18	5,633,000	5,624,418
1.38%, 11/30/18	2,400,000	2,399,625
1.25%, 12/15/18	5,000,000	4,991,797
1.25%, 12/31/18	5,500,000	5,490,869
1.38%, 12/31/18	3,016,000	3,015,293
1.50%, 12/31/18	5,834,000	5,841,179
1.13%, 01/15/19	4,500,000	4,484,092
1.13%, 01/31/19	5,150,000	5,130,989
1.25%, 01/31/19	8,622,000	8,604,655
1.50%, 01/31/19	5,926,000	5,932,945
0.75%, 02/15/19	5,250,000	5,203,447
2.75%, 02/15/19	5,600,000	5,701,609
1.13%, 02/28/19	3,500,000	3,486,396
1.38%, 02/28/19	5,604,000	5,601,045
1.50%, 02/28/19	6,337,000	6,343,807
1.00%, 03/15/19 (h)	9,750,000	9,692,681
1.25%, 03/31/19	4,750,000	4,738,311
1.50%, 03/31/19	2,500,000	2,503,174
1.63%, 03/31/19	6,770,000	6,790,892
0.88%, 04/15/19 (h)	4,500,000	4,462,383
1.25%, 04/30/19	6,423,000	6,405,312
1.63%, 04/30/19	6,520,000	6,539,356
0.88%, 05/15/19 (h)	10,000,000	9,910,938
3.13%, 05/15/19	5,600,000	5,752,250
1.13%, 05/31/19 (h)	12,020,000	11,960,135
1.25%, 05/31/19	4,465,000	4,451,570
1.50%, 05/31/19	5,163,000	5,168,546
0.88%, 06/15/19	2,600,000	2,575,320
1.00%, 06/30/19	3,000,000	2,977,617
1.25%, 06/30/19	2,250,000	2,242,354
1.63%, 06/30/19	3,590,000	3,600,798
0.75%, 07/15/19	5,000,000	4,938,379
0.88%, 07/31/19 (h)	4,201,000	4,157,759
1.38%, 07/31/19	5,250,000	5,242,207
1.63%, 07/31/19	7,450,000	7,472,408
0.75%, 08/15/19	5,500,000	5,428,564
3.63%, 08/15/19	4,000,000	4,160,234
1.00%, 08/31/19	2,700,000	2,676,744
1.25%, 08/31/19	1,437,000	1,431,050
1.63%, 08/31/19 (h)	7,250,000	7,271,240
0.88%, 09/15/19	5,550,000	5,485,831
1.00%, 09/30/19	4,500,000	4,458,516
1.38%, 09/30/19	4,000,000	3,992,031

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 09/30/19 (h)	7,425,000	7,463,720
1.00%, 10/15/19	5,000,000	4,951,465
1.25%, 10/31/19	3,250,000	3,234,448
1.50%, 10/31/19	7,750,000	7,751,211
1.00%, 11/15/19	6,000,000	5,937,891
3.38%, 11/15/19 (h)	9,610,700	9,987,995
1.00%, 11/30/19	1,483,000	1,467,533
1.50%, 11/30/19 (h)	8,175,000	8,174,521
1.38%, 12/15/19	7,400,000	7,378,176
1.13%, 12/31/19	5,900,000	5,850,219
1.63%, 12/31/19 (h)	11,000,000	11,026,211
1.38%, 01/15/20	4,250,000	4,236,055
1.25%, 01/31/20 (h)	8,400,000	8,346,023
1.38%, 01/31/20 (h)	4,582,000	4,565,981
1.38%, 02/15/20	5,000,000	4,980,566
3.63%, 02/15/20	12,650,000	13,266,193
1.25%, 02/29/20	3,450,000	3,426,416
1.38%, 02/29/20 (h)	6,500,000	6,473,975
1.63%, 03/15/20	4,500,000	4,507,822
1.13%, 03/31/20	5,384,000	5,327,741
1.38%, 03/31/20	6,250,000	6,221,802
1.50%, 04/15/20	8,000,000	7,986,563
1.13%, 04/30/20	4,750,000	4,698,232
1.38%, 04/30/20 (h)	9,550,000	9,503,929
1.50%, 05/15/20 (h)	17,500,000	17,467,529
3.50%, 05/15/20	5,500,000	5,774,355
1.38%, 05/31/20	5,000,000	4,974,121
1.50%, 05/31/20 (h)	9,000,000	8,981,719
1.50%, 06/15/20	9,000,000	8,981,367
1.63%, 06/30/20 (h)	7,000,000	7,006,973
1.88%, 06/30/20 (h)	5,346,000	5,387,974
1.50%, 07/15/20	5,000,000	4,986,914
1.63%, 07/31/20 (h)	6,700,000	6,704,711
2.00%, 07/31/20	5,500,000	5,560,693
1.50%, 08/15/20	6,000,000	5,982,773
2.63%, 08/15/20 (h)	7,276,000	7,483,906
1.38%, 08/31/20	7,000,000	6,952,832
2.13%, 08/31/20	3,000,000	3,043,477
1.38%, 09/15/20	5,000,000	4,965,918
1.38%, 09/30/20 (h)	7,000,000	6,948,594
2.00%, 09/30/20	4,000,000	4,043,125
1.38%, 10/31/20	5,250,000	5,207,241
1.75%, 10/31/20	6,000,000	6,019,102
2.63%, 11/15/20 (h)	11,332,000	11,666,869
1.63%, 11/30/20 (h)	6,000,000	5,991,914
2.00%, 11/30/20	3,500,000	3,536,025
1.75%, 12/31/20 (h)	11,000,000	11,022,129
2.38%, 12/31/20	4,091,000	4,180,890
1.38%, 01/31/21	8,000,000	7,916,406
2.13%, 01/31/21	1,500,000	1,521,123
3.63%, 02/15/21 (h)	5,073,000	5,395,710
1.13%, 02/28/21	8,000,000	7,844,844
2.00%, 02/28/21	2,965,000	2,994,013
1.25%, 03/31/21 (h)	10,000,000	9,839,258
2.25%, 03/31/21	1,576,000	1,604,257
1.38%, 04/30/21 (h)	23,000,000	22,712,051
2.25%, 04/30/21	2,786,000	2,835,680
3.13%, 05/15/21	2,000,000	2,097,891
1.38%, 05/31/21	8,000,000	7,892,969
2.00%, 05/31/21	3,034,000	3,061,436
1.13%, 06/30/21	4,000,000	3,908,047
2.13%, 06/30/21	1,512,000	1,531,963
1.13%, 07/31/21	6,500,000	6,342,832
2.25%, 07/31/21	3,000,000	3,052,207
2.13%, 08/15/21	3,421,900	3,466,211
1.13%, 08/31/21	5,100,000	4,971,604
2.00%, 08/31/21	3,750,000	3,780,396
1.13%, 09/30/21	4,500,000	4,381,877
2.13%, 09/30/21	2,750,000	2,783,730
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 10/31/21	3,750,000	3,666,797
2.00%, 10/31/21	3,000,000	3,022,031
2.00%, 11/15/21 (h)	5,300,000	5,341,820
1.75%, 11/30/21	8,100,000	8,073,580
1.88%, 11/30/21 (h)	11,000,000	11,024,922
2.00%, 12/31/21	7,500,000	7,547,607
2.13%, 12/31/21	5,750,000	5,815,811
1.50%, 01/31/22 (h)	6,300,000	6,206,730
1.88%, 01/31/22	8,500,000	8,505,479
2.00%, 02/15/22	6,000,000	6,039,961
1.75%, 02/28/22	6,000,000	5,971,523
1.88%, 02/28/22	7,100,000	7,103,189
1.75%, 03/31/22 (h)	6,050,000	6,016,678
1.88%, 03/31/22 (h)	9,000,000	8,998,242
1.75%, 04/30/22	6,000,000	5,963,789
1.88%, 04/30/22	6,724,000	6,718,878
1.75%, 05/15/22	5,000,000	4,974,121
1.75%, 05/31/22	8,000,000	7,948,906
1.88%, 05/31/22 (h)	6,500,000	6,496,318
1.75%, 06/30/22	10,500,000	10,424,736
2.13%, 06/30/22	6,000,000	6,058,594
1.88%, 07/31/22	4,000,000	3,991,797
2.00%, 07/31/22	6,000,000	6,024,141
1.63%, 08/15/22 (h)	8,911,000	8,798,742
1.63%, 08/31/22	5,000,000	4,931,934
1.88%, 08/31/22	5,000,000	4,987,988
1.75%, 09/30/22	9,000,000	8,979,258
1.75%, 09/30/22	3,750,000	3,716,089
1.88%, 10/31/22	8,000,000	7,972,656
1.63%, 11/15/22 (h)	6,177,000	6,081,570
2.00%, 11/30/22	7,000,000	7,013,535
2.13%, 12/31/22 (h)	9,000,000	9,066,797
1.75%, 01/31/23	4,000,000	3,951,953
2.00%, 02/15/23	14,894,000	14,905,054
1.50%, 02/28/23 (h)	9,500,000	9,258,789
1.50%, 03/31/23 (h)	9,000,000	8,763,047
1.63%, 04/30/23	8,000,000	7,835,625
1.75%, 05/15/23 (h)	8,500,000	8,377,813
1.63%, 05/31/23 (h)	9,300,000	9,100,740
1.38%, 06/30/23	3,000,000	2,892,891
1.25%, 07/31/23	6,250,000	5,979,004
2.50%, 08/15/23	5,176,000	5,310,354
1.38%, 08/31/23	7,000,000	6,735,862
1.38%, 09/30/23 (h)	6,750,000	6,490,022
1.63%, 10/31/23	4,850,000	4,729,318
2.75%, 11/15/23 (h)	10,296,000	10,703,416
2.13%, 11/30/23	5,250,000	5,267,022
2.25%, 12/31/23	6,750,000	6,814,072
2.25%, 01/31/24	4,700,000	4,741,951
2.75%, 02/15/24 (h)	9,119,000	9,472,717
2.13%, 02/29/24	6,250,000	6,256,104
2.13%, 03/31/24	5,250,000	5,252,153
2.00%, 04/30/24 (h)	6,500,000	6,450,742
2.50%, 05/15/24	13,730,000	14,045,629
2.00%, 05/31/24 (h)	6,800,000	6,744,219
2.00%, 06/30/24	3,250,000	3,221,309
2.13%, 07/31/24	7,000,000	6,990,840
2.38%, 08/15/24	11,000,000	11,157,051
1.88%, 08/31/24	2,000,000	1,964,648
2.00%, 09/30/24	2,000,000	1,995,156
2.25%, 11/15/24 (h)	13,200,000	13,267,547
2.00%, 02/15/25 (h)	12,700,000	12,528,848
2.13%, 05/15/25 (h)	11,212,400	11,141,885
2.00%, 08/15/25 (h)	14,000,000	13,762,930
2.25%, 11/15/25 (h)	14,000,000	14,001,914
1.63%, 02/15/26 (h)	13,000,000	12,362,441
1.63%, 05/15/26 (h)	12,750,000	12,096,065
1.50%, 08/15/26 (h)	13,750,000	12,875,592
2.00%, 11/15/26 (h)	13,000,000	12,670,938

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 02/15/27 (h)	15,000,000	14,911,816
2.38%, 05/15/27	13,250,000	13,307,192
2.25%, 08/15/27	10,800,000	10,728,070
Total Treasuries
(Cost $1,575,278,248)		1,571,658,489

Government Related 6.8% of net assets

Agency 3.3%
Foreign 1.5%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	1,000,000	991,433
1.88%, 01/20/21	500,000	499,695
		1,491,128
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	750,000	831,939
Export Development Canada
1.63%, 01/17/20	1,000,000	998,921
1.75%, 07/21/20	1,500,000	1,501,155
Nexen, Inc.
6.40%, 05/15/37	1,400,000	1,797,449
		5,129,464
Colombia 0.1%
Ecopetrol S.A.
7.63%, 07/23/19	700,000	769,440
5.88%, 09/18/23	300,000	333,900
5.38%, 06/26/26 (b)	2,500,000	2,668,750
5.88%, 05/28/45	250,000	245,312
		4,017,402
Germany 0.6%
Kreditanstalt fuer Wiederaufbau
1.13%, 11/16/18 (d)	500,000	497,916
1.50%, 02/06/19 (d)	4,700,000	4,695,550
4.88%, 06/17/19 (d)	1,750,000	1,844,817
1.00%, 07/15/19 (d)	1,000,000	989,218
1.50%, 09/09/19 (d)	2,000,000	1,994,729
1.25%, 09/30/19 (d)	2,300,000	2,282,010
4.00%, 01/27/20 (d)	1,000,000	1,051,845
1.50%, 04/20/20 (d)	2,000,000	1,988,980
1.63%, 05/29/20 (d)	1,000,000	997,085
1.88%, 06/30/20 (d)	1,000,000	1,003,271
2.75%, 09/08/20 (d)	1,000,000	1,027,263
1.50%, 06/15/21 (d)	2,000,000	1,972,425
2.38%, 08/25/21 (d)	1,500,000	1,524,727
2.63%, 01/25/22 (d)	500,000	512,694
2.13%, 03/07/22 (d)	500,000	502,196
2.13%, 06/15/22 (d)	1,500,000	1,504,523
2.50%, 11/20/24 (d)	1,000,000	1,011,066
2.00%, 05/02/25 (d)	1,000,000	975,898
Landwirtschaftliche Rentenbank
2.25%, 10/01/21 (d)	1,000,000	1,011,193
		27,387,406
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 11/13/18	2,000,000	1,998,952
2.13%, 02/07/19	500,000	501,466
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 05/29/19	400,000	398,584
1.75%, 05/28/20	1,000,000	991,946
2.38%, 07/21/22	1,500,000	1,507,000
2.25%, 11/04/26	1,000,000	961,347
		6,359,295
Mexico 0.3%
Petroleos Mexicanos
5.50%, 02/04/19	1,500,000	1,566,750
3.50%, 07/23/20 (c)	1,000,000	1,023,500
5.50%, 01/21/21	400,000	427,300
4.88%, 01/24/22	350,000	367,937
3.50%, 01/30/23	500,000	494,050
4.88%, 01/18/24	750,000	779,625
4.50%, 01/23/26	500,000	500,400
6.88%, 04/02/26	1,500,000	1,710,000
6.50%, 03/13/27 (c)	500,000	554,740
6.63%, 06/15/35	500,000	541,250
6.50%, 06/02/41	250,000	262,000
5.50%, 06/27/44	299,000	279,565
6.38%, 01/23/45	1,000,000	1,020,000
5.63%, 01/23/46 (c)	1,000,000	933,750
6.75%, 09/21/47	1,000,000	1,066,400
		11,527,267
Norway 0.1%
Statoil A.S.A.
2.25%, 11/08/19	500,000	504,167
2.45%, 01/17/23	1,000,000	998,908
3.70%, 03/01/24	400,000	421,684
4.25%, 11/23/41	1,000,000	1,046,624
		2,971,383
Republic of Korea 0.1%
Export-Import Bank of Korea
5.13%, 06/29/20	1,000,000	1,069,258
4.38%, 09/15/21	1,100,000	1,166,584
5.00%, 04/11/22	500,000	547,380
2.88%, 01/21/25	1,250,000	1,226,306
Korea Development Bank
3.00%, 03/17/19	700,000	707,713
2.25%, 05/18/20	500,000	496,403
		5,213,644
Sweden 0.0%
Svensk Exportkredit AB
1.88%, 06/17/19	500,000	501,609
2.38%, 03/09/22	900,000	909,518
		1,411,127
		65,508,116
U.S. 1.8%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200,000	203,403
Fannie Mae
1.13%, 10/19/18	3,900,001	3,888,211
1.88%, 02/19/19	1,500,000	1,508,550
1.75%, 06/20/19	1,000,000	1,004,609
1.25%, 06/28/19 (b)	4,000,000	3,975,832
1.25%, 07/26/19 (b)	1,500,000	1,488,539
0.88%, 08/02/19	3,250,000	3,212,258
1.75%, 09/12/19	2,000,000	2,008,862
1.75%, 11/26/19	2,500,000	2,510,292
1.63%, 01/21/20	1,300,000	1,302,079

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 11/30/20	1,300,000	1,291,882
1.38%, 02/26/21	1,500,000	1,482,267
1.38%, 10/07/21	1,000,000	981,696
2.00%, 01/05/22	250,000	250,788
2.13%, 04/24/26	1,000,000	977,433
7.13%, 01/15/30 (h)	527,000	765,601
7.25%, 05/15/30	1,000,000	1,477,482
6.63%, 11/15/30	1,200,000	1,700,904
5.63%, 07/15/37	1,000,000	1,385,353
Federal Farm Credit Bank
1.15%, 07/01/19	1,000,000	993,283
1.92%, 04/19/22 (b)	1,500,000	1,483,611
Federal Home Loan Bank
0.88%, 10/01/18	1,000,000	995,711
1.75%, 12/14/18	1,000,000	1,003,720
1.25%, 01/16/19	500,000	498,845
1.50%, 03/08/19	2,000,000	2,001,134
1.88%, 03/08/19	2,000,000	2,011,816
1.38%, 05/28/19	500,000	499,289
1.13%, 06/21/19	1,000,000	993,993
1.38%, 11/15/19	1,000,000	996,844
1.88%, 03/13/20	1,000,000	1,006,289
1.75%, 06/12/20	1,000,000	1,002,052
1.75%, 07/13/20 (b)	250,000	249,491
1.38%, 02/18/21	1,000,000	990,153
1.88%, 11/29/21	1,750,000	1,752,476
2.38%, 06/10/22	400,000	407,375
2.13%, 03/10/23	250,000	251,222
2.88%, 06/14/24	1,075,000	1,116,161
5.38%, 08/15/24	1,750,000	2,087,244
5.50%, 07/15/36	400,000	542,353
Freddie Mac
0.95%, 01/30/19 (b)	4,000,000	3,970,716
1.13%, 04/15/19	1,600,000	1,592,115
1.75%, 05/30/19	250,000	251,127
1.25%, 10/02/19	1,000,000	994,565
0.00%, 11/29/19 (i)	700,000	671,941
1.38%, 04/20/20	1,000,000	994,001
1.13%, 08/12/21	1,000,000	975,133
2.38%, 01/13/22 (h)	5,351,000	5,449,260
6.75%, 03/15/31 (h)	564,000	811,994
6.25%, 07/15/32	700,000	985,772
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	2,030,030
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,073,204
6.75%, 11/01/25	488,000	636,779
2.88%, 02/01/27	500,000	513,597
		74,249,337
		139,757,453

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (h)	160,000	208,418
Province of Alberta Canada
1.90%, 12/06/19	1,500,000	1,500,325
Province of British Columbia
2.00%, 10/23/22	450,000	445,563
2.25%, 06/02/26	300,000	292,216
Province of Manitoba
1.75%, 05/30/19	1,000,000	1,000,351
2.13%, 06/22/26	750,000	714,090
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Ontario
2.00%, 01/30/19	500,000	502,020
4.00%, 10/07/19	750,000	782,018
4.40%, 04/14/20	750,000	795,853
2.50%, 09/10/21	1,000,000	1,013,857
2.45%, 06/29/22	500,000	504,627
3.20%, 05/16/24	1,000,000	1,041,624
Province of Quebec
2.75%, 08/25/21	500,000	511,818
2.38%, 01/31/22	750,000	756,619
2.63%, 02/13/23	250,000	253,780
7.13%, 02/09/24	1,000,000	1,250,910
2.88%, 10/16/24	1,000,000	1,028,046
7.50%, 09/15/29	168,000	239,859
		12,841,994
		12,841,994
U.S. 0.6%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	771,250
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	1,100,000	1,683,088
California
GO (Build America Bonds) Series 2009
6.20%, 10/01/19	250,000	271,880
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,350,000	1,962,805
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	394,965
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,400,000	2,148,440
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	1,250,000	1,838,725
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	1,215,000	1,795,636
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	337,302
Columbia
Series E
5.59%, 12/01/34	350,000	435,026
Commonwealth of Massachusetts
Series D
4.50%, 08/01/31	400,000	454,840
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (h)	100,000	126,225
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	844,256
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	184,950
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (b)	350,000	396,515
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	241,420
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	550,000	572,577
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,500,000	1,518,450

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (h)	200,000	278,430
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (b)	800,000	833,368
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	914,095
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,012,086
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	500,000	730,360
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (h)	200,000	265,334
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	342,668
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	250,974
Port Authority of New York & New Jersey
4.93%, 10/01/51	250,000	300,920
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,288,253
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	407,931
School Boards Association
Series B
5.55%, 06/30/28	250,000	293,305
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	964,785
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	586,580
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,340,327
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	850,000	933,351
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	556,983
Wisconsin
RB Series A
5.70%, 05/01/26	745,000	859,961
		28,138,061
		40,980,055

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 02/27/19	1,000,000	1,001,939
		1,001,939
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	300,000	299,391
3.13%, 03/27/25	1,400,000	1,444,800
3.63%, 10/30/42	100,000	99,502
		1,843,693
Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	324,486
4.38%, 07/12/21	1,000,000	1,069,500
4.50%, 01/28/26 (b)	1,000,000	1,069,875
3.88%, 04/25/27 (b)	1,000,000	1,017,250
7.38%, 09/18/37	300,000	397,200
6.13%, 01/18/41	750,000	883,875
5.63%, 02/26/44 (b)	500,000	560,250
5.00%, 06/15/45 (b)	350,000	360,937
		5,683,373
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	2,000,000	2,257,400
5.38%, 02/21/23	1,000,000	1,129,410
5.75%, 11/22/23	500,000	580,285
		3,967,095
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	505,428
		505,428
Italy 0.0%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,201,100
5.38%, 06/15/33	500,000	581,853
		1,782,953
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	650,000	682,175
3.63%, 03/15/22	900,000	945,450
8.00%, 09/24/22	100,000	127,000
4.00%, 10/02/23	350,000	370,895
3.60%, 01/30/25	2,000,000	2,055,000
4.13%, 01/21/26	500,000	527,375
4.15%, 03/28/27	700,000	736,610
6.05%, 01/11/40	550,000	662,062
4.75%, 03/08/44	2,050,000	2,117,650
5.55%, 01/21/45	600,000	691,950
4.60%, 01/23/46	500,000	506,250
4.35%, 01/15/47	400,000	390,000
		9,812,417
Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	645,300
4.00%, 09/22/24 (b)	500,000	535,000
3.75%, 03/16/25 (b)	750,000	786,375
6.70%, 01/26/36	500,000	663,750
		2,630,425

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19 (h)	250,000	271,375
7.35%, 07/21/25	1,000,000	1,315,500
4.13%, 08/25/27	750,000	828,750
		2,415,625
Philippines 0.2%
Philippine Government International Bond
8.38%, 06/17/19	1,000,000	1,113,224
4.00%, 01/15/21	800,000	850,481
4.20%, 01/21/24	1,300,000	1,430,527
5.50%, 03/30/26	600,000	718,341
6.38%, 01/15/32	350,000	462,072
3.95%, 01/20/40	1,500,000	1,557,214
		6,131,859
Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	1,000,000	1,080,850
5.13%, 04/21/21	850,000	932,960
5.00%, 03/23/22	500,000	553,247
3.00%, 03/17/23	300,000	307,521
4.00%, 01/22/24	250,000	269,333
		3,143,911
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	350,000	377,265
3.88%, 09/11/23	600,000	639,217
		1,016,482
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	274,625
4.38%, 10/27/27	500,000	540,313
7.63%, 03/21/36	300,000	422,250
4.13%, 11/20/45	150,000	145,875
5.10%, 06/18/50	750,000	793,125
		2,176,188
		42,111,388

Supranational* 1.6%
African Development Bank
1.63%, 10/02/18	500,000	500,568
1.13%, 03/04/19	500,000	496,939
1.88%, 03/16/20	450,000	451,702
2.38%, 09/23/21	1,000,000	1,016,259
Asian Development Bank
1.38%, 01/15/19	1,000,000	997,763
1.75%, 01/10/20	1,000,000	1,001,855
1.50%, 01/22/20	500,000	498,090
1.63%, 03/16/21	500,000	495,970
2.00%, 02/16/22	1,000,000	1,000,750
1.75%, 09/13/22	400,000	394,400
2.00%, 01/22/25	1,500,000	1,468,578
2.00%, 04/24/26	500,000	483,535
2.63%, 01/12/27	1,000,000	1,015,242
5.82%, 06/16/28	1,000,000	1,254,856
Corp. Andina de Fomento
2.00%, 05/10/19	500,000	500,297
4.38%, 06/15/22	350,000	379,071
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Council of Europe Development Bank
1.75%, 11/14/19	500,000	500,812
1.88%, 01/27/20	200,000	200,825
1.63%, 03/10/20	500,000	498,952
European Bank for Reconstruction & Development
1.75%, 06/14/19	1,500,000	1,498,669
1.50%, 03/16/20	500,000	497,271
1.50%, 11/02/21	1,000,000	977,635
European Investment Bank
1.63%, 12/18/18	500,000	500,555
1.88%, 03/15/19	1,450,000	1,456,085
1.75%, 06/17/19	1,500,000	1,503,850
1.63%, 03/16/20	2,250,000	2,245,325
1.38%, 06/15/20	500,000	495,113
2.88%, 09/15/20	1,350,000	1,391,228
4.00%, 02/16/21	1,200,000	1,282,607
2.00%, 03/15/21	1,500,000	1,506,335
2.50%, 04/15/21	1,000,000	1,020,287
2.25%, 03/15/22	1,500,000	1,514,074
2.38%, 06/15/22	1,650,000	1,674,131
3.25%, 01/29/24	1,000,000	1,057,179
2.50%, 10/15/24	500,000	507,557
2.13%, 04/13/26	1,000,000	977,815
4.88%, 02/15/36	1,750,000	2,263,819
Inter-American Development Bank
1.25%, 10/15/19	500,000	496,235
1.75%, 10/15/19	500,000	501,072
3.88%, 02/14/20	700,000	735,204
1.63%, 05/12/20	1,100,000	1,097,276
2.13%, 11/09/20	650,000	655,758
1.88%, 03/15/21	2,500,000	2,501,330
2.13%, 01/18/22	750,000	754,135
2.38%, 07/07/27	1,000,000	991,189
4.38%, 01/24/44	2,000,000	2,402,972
International Bank for Reconstruction & Development
1.88%, 03/15/19	4,000,000	4,020,468
1.88%, 10/07/19	1,800,000	1,808,332
1.63%, 09/04/20	1,000,000	996,477
2.13%, 11/01/20	1,000,000	1,010,161
1.38%, 05/24/21	500,000	491,286
2.25%, 06/24/21	3,250,000	3,292,399
2.00%, 01/26/22	1,700,000	1,699,594
1.88%, 10/07/22	2,500,000	2,473,300
2.50%, 11/25/24	1,000,000	1,007,726
4.75%, 02/15/35	350,000	439,291
International Finance Corp.
1.75%, 09/16/19	1,100,000	1,102,905
1.63%, 07/16/20	1,000,000	997,362
1.13%, 07/20/21	1,000,000	971,176
Nordic Investment Bank
2.25%, 09/30/21	1,250,000	1,263,985
		67,235,632
Total Government Related
(Cost $287,929,749)		290,084,528

Securitized 30.4% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
Ford Credit Auto Owner Trust
Series 2016-A Class A4
1.60%, 06/15/21 (b)	2,541,000	2,533,974

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
1.21%, 12/18/20 (b)	1,055,000	1,047,772
Series 2016-2, Class A4, ABS
1.62%, 08/15/22 (b)	1,455,000	1,449,593
Series 2017-2, Class A4
1.87%, 09/15/23 (b)	3,100,000	3,093,496
Nissan Auto Receivables Owner Trust
Series 2015-B Class A4
1.79%, 01/15/22 (b)	650,000	650,367
		8,775,202
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2017-3, Class A
1.77%, 11/15/22 (b)	355,000	354,091
Chase Issuance Trust
Series 2012-A4 Class A4
1.58%, 08/16/21 (b)	1,080,000	1,075,907
Series 2015-A4 Class A4
1.84%, 04/15/22 (b)	650,000	649,779
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
2.88%, 01/23/23 (b)	225,000	231,357
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	2,500,000	2,515,505
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	3,502,000	3,497,622
Series 2015-A4 Class A4
2.19%, 04/17/23 (b)	3,000,000	3,022,910
World Financial Network Credit Card Master Trust
Series 2015-B Class A
2.55%, 06/17/24 (b)	620,000	627,567
		11,974,738
		20,749,940

Commercial Mortgage-Backed Securities 1.8%
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (b)	1,715,000	1,791,712
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (b)	3,725,000	3,914,850
Series 2016-C4 Class A4
3.28%, 05/10/58 (b)	1,000,000	1,011,787
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	615,000	661,877
Series 2014-GC19 Class A2
2.79%, 03/10/47 (b)	130,000	131,445
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	280,000	283,749
Series 2014-GC23 Class A2
2.85%, 07/10/47 (b)	503,036	509,656
Series 2014-GC23 Class A4
3.62%, 07/10/47 (b)	1,000,000	1,046,949
Series 2016-GC36 Class A5
3.62%, 02/10/49 (b)	1,200,000	1,248,511
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (b)	300,000	309,765
Series 2012-CR4 Class A3
2.85%, 10/15/45 (b)	300,000	303,318
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-CR11 Class A3
3.98%, 10/10/46 (b)	450,000	480,978
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	340,000	368,269
Series 2014-CR15 Class A2
2.93%, 02/10/47 (b)	500,000	506,425
Series 2014-CR14 Class A3
3.96%, 02/10/47 (b)	240,000	255,556
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (b)	630,000	660,027
Series 2014-CR19 Class ASB
3.50%, 08/10/47 (b)	400,000	417,872
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (b)	800,000	837,016
Series 2014-CR20 Class A3
3.33%, 11/10/47 (b)	1,550,000	1,588,770
Series 2015-CR24 Class A5
3.70%, 08/10/48 (b)	400,000	417,899
Series 2016-DC2, Class A5
3.77%, 02/10/49 (b)	100,000	104,896
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (b)	1,975,000	2,073,511
Series 2015-PC1, Class A5
3.90%, 07/10/50 (b)	497,400	526,360
Commercial Mortgage Pass Through Certificates
Series 2012-CR3 Class A3
2.82%, 10/15/45 (b)	260,000	263,493
Series 2016-CR28 Class A4
3.76%, 02/10/49 (b)	2,100,000	2,206,667
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (b)	108,000	111,816
Fannie Mae
Series 2009-M1 Class A2
4.29%, 07/25/19 (b)	139,039	142,797
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(b)(k)	163,478	171,350
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	650,000	662,952
Series 2012-M2 Class A1
1.82%, 09/25/21 (b)	8,353	8,350
Series 2015-M4 Class AV2
2.51%, 07/25/22 (b)	75,000	75,862
Series 2016-M3 Class ASQ2
2.26%, 02/25/23 (a)(b)(k)	65,000	64,896
Series 2014-M9 Class A2
3.10%, 07/25/24 (a)(b)(k)	492,000	507,108
Series 2015-M3 Class A2
2.72%, 10/25/24 (b)	550,000	555,549
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(b)(k)	150,000	150,440
Series 2016-M6 Class A2
2.49%, 05/25/26 (b)	2,600,000	2,540,184
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (b)	67,923	68,154
Series K705 Class A2
2.30%, 09/25/18 (b)	200,000	201,039
Series K708 Class A2
2.13%, 01/25/19 (b)	297,948	299,277
Series K710 Class A2
1.88%, 05/25/19 (b)	420,000	420,624
Series K004 Class A2
4.19%, 08/25/19 (b)	1,800,000	1,870,055
Series K712 Class A2
1.87%, 11/25/19 (b)	438,342	438,391
Series K008 Class A2
3.53%, 06/25/20 (b)	140,600	145,802

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K009 Class A2
3.81%, 08/25/20 (b)	500,000	523,567
Series K015 Class A1
2.26%, 10/25/20 (b)	77,260	77,639
Series K014 Class A1
2.79%, 10/25/20 (b)	265,949	268,957
Series K714 Class A2
3.03%, 10/25/20 (b)	365,000	374,790
Series K010 Class A2
4.33%, 10/25/20 (b)	305,000	324,536
Series K012 Class A2
4.19%, 12/25/20 (a)(b)(l)	1,021,000	1,082,323
Series K013 Class A2
3.97%, 01/25/21 (a)(b)(l)	492,000	521,051
Series K014 Class A2
3.87%, 04/25/21 (b)	715,000	756,022
Series K015 Class A2
3.23%, 07/25/21 (b)	500,000	519,020
Series K016 Class A2
2.97%, 10/25/21 (b)	500,000	514,949
Series K017 Class A2
2.87%, 12/25/21 (b)	100,000	102,698
Series K018, Class A2
2.79%, 01/25/22 (b)	150,000	153,509
Series K025 Class A1
1.88%, 04/25/22 (b)	322,809	321,966
Series K020 Class A2
2.37%, 05/25/22 (b)	385,000	388,188
Series K022 Class A2
2.36%, 07/25/22 (b)	1,200,000	1,205,448
Series K024 Class A2
2.57%, 09/25/22 (b)	800,000	810,952
Series K025 Class A2
2.68%, 10/25/22 (b)	500,000	509,119
Series K029 Class A1
2.84%, 10/25/22 (b)	102,826	104,880
Series K026 Class A2
2.51%, 11/25/22 (b)	550,000	555,602
Series K027 Class A2
2.64%, 01/25/23 (b)	1,455,000	1,477,778
Series K033 Class A1
2.87%, 02/25/23 (b)	113,403	116,149
Series K028 Class A2
3.11%, 02/25/23 (b)	250,000	259,684
Series K030 Class A2
3.25%, 04/25/23 (a)(b)(l)	250,000	261,536
Series K031 Class A2
3.30%, 04/25/23 (b)	1,415,000	1,483,368
Series K033 Class A2
3.06%, 07/25/23 (b)	1,140,000	1,180,425
Series K034, Class A2
3.53%, 07/25/23 (b)	150,000	159,070
Series K035 Class A2
3.46%, 08/25/23 (a)(b)(l)	450,000	475,553
Series K725, Class A2
3.00%, 01/25/24 (b)	200,000	206,195
Series K037 Class A2
3.49%, 01/25/24 (b)	600,000	635,678
Series K040 Class A2
3.24%, 09/25/24 (b)	300,000	313,524
Series K044, Class A2
2.81%, 01/25/25 (b)	1,000,000	1,015,156
Series K045 Class A2
3.02%, 01/25/25 (b)	400,000	411,620
Series K046 Class A2
3.21%, 03/25/25 (b)	750,000	780,429
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K048 Class A2
3.28%, 06/25/25 (a)(b)(l)	488,000	509,848
Series K062, Class A2
3.41%, 12/25/26 (b)	3,000,000	3,146,153
GS Mortgage Securities Trust
Series 2011-GC5 Class A4
3.71%, 08/10/44 (b)	233,000	244,071
Series 2012-GC6 Class A3
3.48%, 01/10/45 (b)	597,743	622,878
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (b)	408,998	423,408
Series 2013-GC12 Class AAB
2.68%, 06/10/46 (b)	275,000	278,406
Series 2013-GC13 Class A5
4.17%, 07/10/46 (a)(b)(m)	649,000	701,962
Series 2013-GC14 Class A5
4.24%, 08/10/46 (b)	700,000	757,442
Series 2014-GC18 Class A2
2.92%, 01/10/47 (b)	356,887	361,076
Series 2014-GC20 Class A3
3.68%, 04/10/47 (b)	274,835	282,218
Series 2016-GS4, Class A4
3.44%, 11/10/49 (b)	365,000	376,137
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	348,933	363,541
Series 2012-CBX Class A4
3.48%, 06/15/45 (b)	250,000	259,592
Series 2013-C12 Class ASB
3.16%, 07/15/45 (b)	315,000	322,395
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	331,308	350,937
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	300,000	311,891
Series 2014-C26 Class ASB
3.29%, 01/15/48 (b)	600,000	620,949
Series 2015-C29 Class A4
3.61%, 05/15/48 (b)	1,000,000	1,040,850
Series 2015-C28 Class A4
3.23%, 10/15/48 (b)	2,000,000	2,034,668
Series 2015-C32 Class A2
2.82%, 11/15/48 (b)	600,000	612,216
Series 2015-C33 Class A4
3.77%, 12/15/48 (b)	450,000	473,813
Series 2015-JP1 Class A4
3.65%, 01/15/49 (b)	600,000	628,378
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A1
2.10%, 03/15/50 (b)	470,887	470,785
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
3.18%, 08/15/45 (b)	430,000	442,789
Series 2013-C10 Class A4
4.22%, 07/15/46 (a)(b)(m)	180,000	193,790
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	283,451
Series 2014-C14 Class A3
3.67%, 02/15/47 (b)	855,000	890,591
Series 2014-C16, Class A2
2.85%, 06/15/47 (b)	400,000	405,558
Series 2014-C16 Class A5
3.89%, 06/15/47 (b)	200,000	211,609
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	1,000,000	1,044,500
Series 2013-C8, Class AS
3.38%, 12/15/48 (b)	80,000	81,298
Series 2016-C29, Class A2
2.79%, 05/15/49 (b)	300,000	304,919

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	300,000	309,629
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (b)	500,000	506,794
Series 2013-C5 Class A4
3.18%, 03/10/46 (b)	1,450,000	1,486,198
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)(m)	640,000	691,058
Series 2015-C28, Class A3
3.29%, 05/15/48 (b)	750,000	767,604
Series 2015-C31 Class A3
3.43%, 11/15/48 (b)	500,000	515,668
Series 2014-LC16 Class A4
3.55%, 08/15/50 (b)	875,000	910,826
Series 2015-C30 Class A4
3.66%, 09/15/58 (b)	560,000	585,907
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (b)	575,000	589,041
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1
2.30%, 06/15/45 (b)	188,299	189,070
Series 2013-C14 Class A5
3.34%, 06/15/46 (b)	547,687	567,323
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(b)(m)	520,000	559,479
Series 2014-C19 Class A4
3.83%, 03/15/47 (b)	100,000	105,450
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	1,230,000	1,289,437
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	545,000	560,940
		76,933,928

Mortgage-Backed Securities Pass-Through 28.1%
Fannie Mae
6.00%, 12/01/17 to 07/01/41 (b)	3,153,958	3,587,691
5.00%, 02/01/18 to 09/01/39 (b)(h)	3,036,453	3,342,536
4.50%, 03/01/18 to 04/01/41 (b)(h)	1,455,024	1,576,014
4.50%, 05/01/18 to 10/01/46 (b)	20,362,106	22,021,586
4.00%, 06/01/18 to 08/01/47 (b)	65,136,928	68,830,292
3.50%, 10/01/18 to 04/01/47 (b)	99,113,128	102,589,619
7.00%, 11/01/18 to 03/01/37 (b)	22,435	26,336
6.50%, 05/01/19 to 05/01/40 (b)	1,449,249	1,646,982
5.50%, 08/01/23 to 08/01/41 (b)	7,494,944	8,395,304
5.00%, 03/01/24 to 08/01/43 (b)	8,357,824	9,207,512
4.00%, 04/01/24 to 05/01/41 (b)(h)	8,046,113	8,512,848
8.50%, 05/01/25 (b)	2,056	2,261
3.00%, 12/01/25 to 04/01/47 (b)	112,829,419	114,196,898
2.50%, 07/01/27 to 02/01/43 (b)	22,157,045	22,346,310
2.00%, 02/01/28 to 01/01/32 (b)	568,969	561,514
5.50%, 07/01/29 to 09/01/38 (b)(h)	1,414,851	1,584,011
5.00%, 04/01/35 (b)(g)(h)	459,124	506,103
6.00%, 04/01/35 (b)(g)	262,298	299,635
6.00%, 07/01/35 to 10/01/39 (b)(h)	1,419,594	1,615,373
3.50%, 09/01/35 to 10/01/47 (b)(g)	10,864,240	11,224,235
5.50%, 06/01/38 (b)(g)	454,538	507,498
5.00%, 08/01/39 to 04/01/41 (b)(g)	543,551	604,111
3.50%, 10/01/40 to 06/01/45 (b)(h)	19,679,764	20,318,794
3.00%, 07/01/43 to 10/01/46 (b)(h)	11,854,175	11,911,492
4.00%, 10/01/47 (b)(g)	4,000,000	4,215,447
Fannie Mae TBA
2.00%, 10/01/32 (b)(g)	3,500,000	3,441,211
2.50%, 10/01/32 to 10/01/47 (b)(g)	16,500,000	16,555,195
3.00%, 10/01/32 to 10/01/47 (b)(g)	28,500,000	28,898,476
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 10/01/32 to 10/01/47 (b)(g)	17,000,000	17,558,124
4.00%, 10/01/47 (b)(g)	17,500,000	18,426,953
4.50%, 10/01/47 (b)(g)	11,500,000	12,346,328
Freddie Mac
4.00%, 04/01/18 to 09/01/47 (b)	37,909,074	40,047,737
5.00%, 06/01/18 to 08/01/39 (b)(h)	480,876	526,923
5.50%, 11/01/18 to 01/01/41 (b)	4,828,305	5,385,089
4.50%, 05/01/19 to 06/01/47 (b)	14,445,071	15,547,763
5.00%, 03/01/21 to 12/01/43 (b)	8,183,964	8,994,938
6.00%, 05/01/21 to 05/01/40 (b)	2,790,746	3,170,761
6.50%, 09/01/22 to 09/01/39 (b)	294,739	328,467
4.50%, 07/01/23 to 07/01/39 (b)(h)	561,427	601,259
2.00%, 08/01/23 to 12/01/31 (b)	1,015,913	1,006,801
5.50%, 05/01/24 to 06/01/38 (b)(h)	374,599	416,606
3.00%, 12/01/25 to 04/01/47 (b)	75,676,368	76,531,716
3.50%, 12/01/25 to 08/01/47 (b)	62,231,290	64,461,767
2.50%, 07/01/27 to 11/01/46 (b)	18,443,279	18,610,743
6.00%, 09/01/32 (b)(h)	93,496	105,243
6.50%, 12/01/33 (b)(h)	225,251	254,555
3.00%, 01/01/43 to 06/01/43 (b)(h)	2,679,915	2,705,551
3.50%, 08/01/44 to 10/01/47 (b)(g)	7,924,759	8,210,410
3.00%, 03/01/45 (b)(g)	5,037,358	5,087,973
4.50%, 12/01/45 (b)(g)	186,167	199,652
4.00%, 08/01/47 (b)(g)	1,983,068	2,089,583
Freddie Mac TBA
2.00%, 10/01/32 (b)(g)	1,500,000	1,474,805
2.50%, 10/01/32 (b)(g)	9,000,000	9,065,652
3.00%, 10/01/32 to 10/01/47 (b)(g)	19,500,000	19,765,236
3.50%, 10/01/32 to 10/01/47 (b)(g)	25,000,000	25,839,579
4.00%, 10/01/47 (b)(g)	14,500,000	15,268,046
4.50%, 10/01/47 (b)(g)	4,500,000	4,825,348
Ginnie Mae
5.00%, 11/15/17 to 09/20/46 (b)	8,706,497	9,539,672
6.50%, 05/15/24 to 01/15/35 (b)	104,528	121,883
4.00%, 12/15/24 to 03/20/47 (b)	44,748,643	47,426,563
5.50%, 04/20/26 to 12/20/45 (b)	3,344,085	3,738,143
3.50%, 05/20/26 to 03/20/47 (b)	64,218,793	66,995,907
3.00%, 01/20/27 to 02/20/47 (b)	55,619,537	56,660,004
2.50%, 03/20/27 to 07/20/46 (b)	2,833,372	2,862,382
6.00%, 12/20/31 to 06/15/41 (b)	2,246,215	2,539,392
6.00%, 09/15/32 to 09/20/37 (b)(h)	347,670	377,898
5.50%, 04/15/33 (b)(h)	214,469	242,877
5.00%, 05/15/33 to 07/20/39 (b)(h)	628,415	690,023
4.50%, 09/15/33 to 02/20/47 (b)	17,841,988	19,185,720
4.50%, 03/20/39 (b)(h)	349,370	376,906
3.00%, 01/20/43 to 11/20/46 (b)(h)	31,261,222	31,789,635
3.50%, 08/20/44 to 07/20/46 (b)(h)	34,373,350	35,794,309
Ginnie Mae TBA
2.50%, 10/01/47 (b)(g)	3,500,000	3,429,727
3.00%, 10/01/47 (b)(g)	13,000,000	13,181,796
3.50%, 10/01/47 (b)(g)	15,500,000	16,112,343
4.00%, 10/01/47 (b)(g)	3,500,000	3,686,074
4.50%, 10/01/47 (b)(g)	6,000,000	6,396,562
Government National Mortgage Association
6.50%, 10/20/37 (b)	106,476	126,688
4.50%, 06/15/39 (b)	187,982	201,877
4.00%, 06/20/39 to 05/20/47 (b)	10,770,471	11,399,621
5.00%, 07/15/39 to 07/20/47 (b)	761,977	830,968
3.00%, 01/15/43 (b)	483,882	493,789
5.50%, 04/20/43 to 11/20/44 (b)	436,377	486,136
3.50%, 09/20/45 to 07/20/47 (b)	15,467,569	16,103,400
		1,198,169,187
Total Securitized
(Cost $1,299,103,848)		1,295,853,055

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92% (e)	2,694,722	2,694,722
Total Other Investment Company
(Cost $2,694,722)		2,694,722

Short-Term Investments 5.9% of net assets

Government Related 5.9%
Federal Home Loan Bank
1.00%, 10/02/17 (f)	30,000,000	30,000,000
1.00%, 10/05/17 (f)	12,000,000	11,999,016
1.00%, 10/06/17 (f)	25,000,000	24,997,275
0.95%, 10/10/17 (f)	15,000,000	14,996,730
1.02%, 10/10/17 (f)	30,000,000	29,993,460
1.00%, 10/11/17 (f)	30,000,000	29,992,650
1.00%, 10/24/17 (f)	25,000,000	24,985,025
1.02%, 10/31/17 (f)	30,000,000	29,976,330
Security	Number of Shares	Value ($)
1.02%, 11/06/17 (f)	24,000,000	23,976,888
1.02%, 11/30/17 (f)	30,000,000	29,951,310
Total Short-Term Investments
(Cost $250,857,815)		250,868,684
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,157,049 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Zero Coupon Bond.
(j)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(k)	Variable rate is determined by formula set forth in the security's offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(l)	Variable rate is determined by formula set forth in the security's offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(m)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools' cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security's offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate is can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

CD –	Certificate of deposit
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans
RB –	Revenue bond
TBA –	To-be-announced
USD –	Unified school district

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$1,085,474,087	$—	$1,085,474,087
Treasuries	—	1,571,658,489	—	1,571,658,489
Government Related[1]	—	290,084,528	—	290,084,528
Securitized [1]	—	1,295,853,055	—	1,295,853,055
Other Investment Company[1]	2,694,722	—	—	2,694,722
Short-Term Investments[1]	—	250,868,684	—	250,868,684
Total	$2,694,722	$4,493,938,843	$—	$4,496,633,565
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394SEP17

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	11/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	11/21/2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	11/21/2017